UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04612

Name of Fund:  BlackRock International Select Equity Fund (formerly, BlackRock EuroFund)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock International Select Equity Fund (formerly, BlackRock EuroFund), 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2025

Date of reporting period: 06/30/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock International Select Equity Fund

Class K Shares | MKEFX

Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) (formerly known as BlackRock EuroFund) for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$97	0.89%

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Class K Shares returned 18.54%.

  For the same period, the Fund’s current benchmark, the MSCI EAFE Index (Net), returned 17.73%, while its previous benchmark, the MSCI EMU Index (Net), returned 24.93%.

What contributed to performance?

German enterprise software company SAP SE was the largest absolute contributor over the period. The company released strong financial results, driven by robust cloud enterprise resource planning bookings and positive market reception to its AI-focused restructuring plans. SAP benefitted from the digitalization trend and growth of its cloud business revenue was expected to accelerate from 2025-2027, with the majority of revenue recurring.

Italian multinational bank UniCredit Group AG contributed positively as European banks have been a significant driver of the European equity market rally in 2025. Company reporting continues to show positive trends related to deposits, loan growth and balance sheet. Positions in holdings in Spanish bank CaixaBank S.A. and Allied Irish Banks, p.l.c. were also among the top contributors over the period.

What detracted from performance?

Dutch semiconductor equipment company ASML Holding NV was the largest absolute detractor over the period. The stock fell in October as the company reduced its 2025 revenue guidance meaningfully, driven by lowered projections for the shipment of the extreme ultraviolet lithography systems critical to manufacturing advanced chips, along with a significant trimming of expected sales into China. Within the semiconductor sector, volatility rose following the DeepSeek large language model launch in January 2025 on concerns that growth in spending on AI-related technologies may significantly slow beyond 2025.

Danish pharmaceutical company Novo Nordisk A/S detracted as perceptions of the obesity market’s growth potential changed. The stock fell sharply after investors were disappointed with efficacy results during trials. The company’s results have also been challenged by a longer-than-expected overhang from compounders (companies which produce non-FDA approved medication) which have taken some near-term market share.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 1, 2015 through June 30, 2025

Initial Investment of $10,000

	Class K Shares	MSCI EAFE Index (Net)	MSCI EMU Index (Net)
Jul 15	$10,271	$10,208	$10,381
Aug 15	$9,562	$9,457	$9,641
Sep 15	$9,213	$8,977	$9,160
Oct 15	$9,716	$9,678	$9,943
Nov 15	$9,562	$9,528	$9,787
Dec 15	$9,347	$9,399	$9,489
Jan 16	$8,822	$8,720	$8,854
Feb 16	$8,508	$8,560	$8,621
Mar 16	$9,058	$9,117	$9,291
Apr 16	$9,189	$9,381	$9,450
May 16	$9,098	$9,296	$9,383
Jun 16	$8,678	$8,984	$8,800
Jul 16	$8,934	$9,439	$9,311
Aug 16	$8,829	$9,446	$9,399
Sep 16	$8,888	$9,562	$9,485
Oct 16	$8,508	$9,366	$9,375
Nov 16	$8,278	$9,179	$9,044
Dec 16	$8,604	$9,493	$9,617
Jan 17	$8,920	$9,769	$9,755
Feb 17	$8,900	$9,908	$9,845
Mar 17	$9,228	$10,181	$10,445
Apr 17	$9,678	$10,440	$10,877
May 17	$10,033	$10,823	$11,408
Jun 17	$9,912	$10,804	$11,278
Jul 17	$10,221	$11,116	$11,696
Aug 17	$10,234	$11,112	$11,740
Sep 17	$10,576	$11,388	$12,192
Oct 17	$10,523	$11,561	$12,305
Nov 17	$10,435	$11,682	$12,338
Dec 17	$10,534	$11,870	$12,315
Jan 18	$11,226	$12,465	$13,181
Feb 18	$10,500	$11,903	$12,419
Mar 18	$10,513	$11,688	$12,259
Apr 18	$10,581	$11,955	$12,630
May 18	$10,350	$11,686	$12,029
Jun 18	$10,235	$11,544	$11,926
Jul 18	$10,432	$11,828	$12,365
Aug 18	$10,242	$11,599	$11,969
Sep 18	$10,201	$11,700	$11,915
Oct 18	$9,217	$10,769	$10,873
Nov 18	$8,973	$10,755	$10,773
Dec 18	$8,461	$10,233	$10,234
Jan 19	$9,015	$10,906	$10,919
Feb 19	$9,338	$11,184	$11,262
Mar 19	$9,542	$11,254	$11,252
Apr 19	$9,977	$11,570	$11,808
May 19	$9,387	$11,015	$11,050
Jun 19	$10,061	$11,668	$11,869
Jul 19	$9,717	$11,520	$11,621
Aug 19	$9,563	$11,222	$11,353
Sep 19	$9,696	$11,543	$11,657
Oct 19	$10,040	$11,958	$12,072
Nov 19	$10,299	$12,093	$12,248
Dec 19	$10,607	$12,486	$12,609
Jan 20	$10,438	$12,225	$12,234
Feb 20	$9,767	$11,120	$11,165
Mar 20	$8,144	$9,636	$9,234
Apr 20	$8,772	$10,258	$9,815
May 20	$9,429	$10,705	$10,440
Jun 20	$10,064	$11,069	$11,056
Jul 20	$10,537	$11,327	$11,476
Aug 20	$11,158	$11,910	$12,015
Sep 20	$10,875	$11,600	$11,566
Oct 20	$10,268	$11,137	$10,847
Nov 20	$12,110	$12,864	$13,044
Dec 20	$12,682	$13,462	$13,605
Jan 21	$12,216	$13,318	$13,329
Feb 21	$12,689	$13,617	$13,796
Mar 21	$12,978	$13,930	$14,239
Apr 21	$13,896	$14,349	$14,899
May 21	$14,588	$14,817	$15,508
Jun 21	$14,326	$14,650	$15,200
Jul 21	$14,835	$14,761	$15,399
Aug 21	$15,046	$15,021	$15,706
Sep 21	$14,178	$14,585	$14,900
Oct 21	$15,004	$14,944	$15,489
Nov 21	$14,595	$14,248	$14,570
Dec 21	$15,180	$14,978	$15,446
Jan 22	$13,656	$14,254	$14,696
Feb 22	$12,760	$14,002	$13,954
Mar 22	$12,901	$14,092	$13,726
Apr 22	$11,631	$13,180	$12,763
May 22	$11,758	$13,279	$13,033
Jun 22	$10,346	$12,047	$11,549
Jul 22	$11,475	$12,647	$12,087
Aug 22	$10,353	$12,047	$11,320
Sep 22	$9,386	$10,920	$10,332
Oct 22	$10,198	$11,507	$11,250
Nov 22	$11,835	$12,803	$12,698
Dec 22	$11,564	$12,813	$12,688
Jan 23	$13,017	$13,851	$14,154
Feb 23	$12,867	$13,562	$14,049
Mar 23	$13,316	$13,898	$14,494
Apr 23	$13,416	$14,290	$14,945
May 23	$13,138	$13,686	$14,077
Jun 23	$13,701	$14,308	$14,954
Jul 23	$13,985	$14,771	$15,402
Aug 23	$13,202	$14,205	$14,695
Sep 23	$12,219	$13,720	$13,875
Oct 23	$11,856	$13,164	$13,400
Nov 23	$13,437	$14,386	$14,928
Dec 23	$13,966	$15,150	$15,599
Jan 24	$14,067	$15,237	$15,672
Feb 24	$15,149	$15,516	$16,131
Mar 24	$15,690	$16,027	$16,814
Apr 24	$14,976	$15,616	$16,328
May 24	$15,777	$16,221	$17,029
Jun 24	$15,265	$15,959	$16,395
Jul 24	$15,395	$16,427	$16,622
Aug 24	$15,950	$16,962	$17,277
Sep 24	$16,138	$17,118	$17,597
Oct 24	$15,330	$16,187	$16,548
Nov 24	$14,991	$16,095	$16,108
Dec 24	$14,981	$15,729	$16,010
Jan 25	$16,150	$16,556	$17,241
Feb 25	$16,472	$16,877	$17,843
Mar 25	$15,493	$16,809	$17,959
Apr 25	$16,209	$17,579	$18,928
May 25	$17,239	$18,383	$19,955
Jun 25	$18,094	$18,788	$20,482

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	18.54%	12.45%	6.11%
MSCI EAFE Index (Net)...
	17.73	11.16	6.51
MSCI EMU Index (Net)...
	24.93	13.12	7.43

Key Fund statistics

Net Assets...
$119,510,046
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$487,995
Portfolio Turnover Rate...
89%

Effective February 25, 2025, the Fund changed its benchmark from MSCI EMU Index (Net) to MSCI EAFE Index (Net) in connection with certain changes to the Fund's principal investment strategies.

The Fund's returns for the period between October 23, 2018 and February 24, 2025, are the returns of the Fund when it followed different investment strategies and process under the name BlackRock EuroFund. The Fund’s returns shown prior to October 23, 2018 are the returns of the Fund when it followed different investment strategies.

Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
Germany...
13.8%
France...
11.7
United Kingdom...
9.9
Netherlands...
8.8
Switzerland...
8.3
United States...
8.3
Japan...
7.3
Denmark...
7.1
Italy...
6.9
Australia...
5.1
OtherFootnote Reference(a)...
11.5
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.0
SecurityFootnote Reference(b)	Percent of Net Assets
SAP SE...
5.1%
Mastercard, Inc., Class A...
4.4
UniCredit SpA...
4.4
RELX plc...
4.0
Safran SA...
3.8
Cie de Saint-Gobain SA...
3.3
MTU Aero Engines AG...
3.2
Taiwan Semiconductor Manufacturing Co. Ltd...
3.2
Advantest Corp...
3.1
Adyen NV...
3.0
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Material fund changes

This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On November 19, 2024, the Fund’s Board approved to change the name of BlackRock EuroFund to BlackRock International Select Equity Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. These changes became effective on February 25, 2025.

Effective February 25, 2025, BlackRock Advisors, LLC has contractually agreed to reduce the expense limitation on the Fund’s total annual fund operating expenses from 0.99% to 0.80% as a percentage of the Fund’s average daily net assets through June 30, 2026. The net expense ratio increased from the prior fiscal year end primarily due to a decrease in the Fund’s class-level expense limitation.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Select Equity Fund

Class K Shares | MKEFX

Annual Shareholder Report — June 30, 2025

MKEFX-06/25-AR

BlackRock International Select Equity Fund

Class R Shares | MREFX

Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) (formerly known as BlackRock EuroFund) for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$158	1.45%

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Class R Shares returned 17.96%.

  For the same period, the Fund’s current benchmark, the MSCI EAFE Index (Net), returned 17.73%, while its previous benchmark, the MSCI EMU Index (Net), returned 24.93%.

What contributed to performance?

German enterprise software company SAP SE was the largest absolute contributor over the period. The company released strong financial results, driven by robust cloud enterprise resource planning bookings and positive market reception to its AI-focused restructuring plans. SAP benefitted from the digitalization trend and growth of its cloud business revenue was expected to accelerate from 2025-2027, with the majority of revenue recurring.

Italian multinational bank UniCredit Group AG contributed positively as European banks have been a significant driver of the European equity market rally in 2025. Company reporting continues to show positive trends related to deposits, loan growth and balance sheet. Positions in holdings in Spanish bank CaixaBank S.A. and Allied Irish Banks, p.l.c. were also among the top contributors over the period.

What detracted from performance?

Dutch semiconductor equipment company ASML Holding NV was the largest absolute detractor over the period. The stock fell in October as the company reduced its 2025 revenue guidance meaningfully, driven by lowered projections for the shipment of the extreme ultraviolet lithography systems critical to manufacturing advanced chips, along with a significant trimming of expected sales into China. Within the semiconductor sector, volatility rose following the DeepSeek large language model launch in January 2025 on concerns that growth in spending on AI-related technologies may significantly slow beyond 2025.

Danish pharmaceutical company Novo Nordisk A/S detracted as perceptions of the obesity market’s growth potential changed. The stock fell sharply after investors were disappointed with efficacy results during trials. The company’s results have also been challenged by a longer-than-expected overhang from compounders (companies which produce non-FDA approved medication) which have taken some near-term market share.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 1, 2015 through June 30, 2025

Initial Investment of $10,000

	Class R Shares	MSCI EAFE Index (Net)	MSCI EMU Index (Net)
Jul 15	$10,257	$10,208	$10,381
Aug 15	$9,545	$9,457	$9,641
Sep 15	$9,194	$8,977	$9,160
Oct 15	$9,691	$9,678	$9,943
Nov 15	$9,537	$9,528	$9,787
Dec 15	$9,315	$9,399	$9,489
Jan 16	$8,783	$8,720	$8,854
Feb 16	$8,470	$8,560	$8,621
Mar 16	$9,010	$9,117	$9,291
Apr 16	$9,132	$9,381	$9,450
May 16	$9,045	$9,296	$9,383
Jun 16	$8,618	$8,984	$8,800
Jul 16	$8,862	$9,439	$9,311
Aug 16	$8,757	$9,446	$9,399
Sep 16	$8,809	$9,562	$9,485
Oct 16	$8,426	$9,366	$9,375
Nov 16	$8,199	$9,179	$9,044
Dec 16	$8,517	$9,493	$9,617
Jan 17	$8,820	$9,769	$9,755
Feb 17	$8,793	$9,908	$9,845
Mar 17	$9,114	$10,181	$10,445
Apr 17	$9,551	$10,440	$10,877
May 17	$9,899	$10,823	$11,408
Jun 17	$9,774	$10,804	$11,278
Jul 17	$10,077	$11,116	$11,696
Aug 17	$10,077	$11,112	$11,740
Sep 17	$10,407	$11,388	$12,192
Oct 17	$10,354	$11,561	$12,305
Nov 17	$10,256	$11,682	$12,338
Dec 17	$10,347	$11,870	$12,315
Jan 18	$11,030	$12,465	$13,181
Feb 18	$10,302	$11,903	$12,419
Mar 18	$10,311	$11,688	$12,259
Apr 18	$10,374	$11,955	$12,630
May 18	$10,140	$11,686	$12,029
Jun 18	$10,014	$11,544	$11,926
Jul 18	$10,194	$11,828	$12,365
Aug 18	$10,005	$11,599	$11,969
Sep 18	$9,960	$11,700	$11,915
Oct 18	$8,989	$10,769	$10,873
Nov 18	$8,738	$10,755	$10,773
Dec 18	$8,241	$10,233	$10,234
Jan 19	$8,768	$10,906	$10,919
Feb 19	$9,082	$11,184	$11,262
Mar 19	$9,267	$11,254	$11,252
Apr 19	$9,683	$11,570	$11,808
May 19	$9,110	$11,015	$11,050
Jun 19	$9,748	$11,668	$11,869
Jul 19	$9,406	$11,520	$11,621
Aug 19	$9,249	$11,222	$11,353
Sep 19	$9,369	$11,543	$11,657
Oct 19	$9,702	$11,958	$12,072
Nov 19	$9,942	$12,093	$12,248
Dec 19	$10,229	$12,486	$12,609
Jan 20	$10,063	$12,225	$12,234
Feb 20	$9,406	$11,120	$11,165
Mar 20	$7,834	$9,636	$9,234
Apr 20	$8,444	$10,258	$9,815
May 20	$9,073	$10,705	$10,440
Jun 20	$9,674	$11,069	$11,056
Jul 20	$10,118	$11,327	$11,476
Aug 20	$10,710	$11,910	$12,015
Sep 20	$10,442	$11,600	$11,566
Oct 20	$9,850	$11,137	$10,847
Nov 20	$11,616	$12,864	$13,044
Dec 20	$12,153	$13,462	$13,605
Jan 21	$11,700	$13,318	$13,329
Feb 21	$12,144	$13,617	$13,796
Mar 21	$12,421	$13,930	$14,239
Apr 21	$13,281	$14,349	$14,899
May 21	$13,938	$14,817	$15,508
Jun 21	$13,679	$14,650	$15,200
Jul 21	$14,150	$14,761	$15,399
Aug 21	$14,345	$15,021	$15,706
Sep 21	$13,503	$14,585	$14,900
Oct 21	$14,280	$14,944	$15,489
Nov 21	$13,882	$14,248	$14,570
Dec 21	$14,428	$14,978	$15,446
Jan 22	$12,976	$14,254	$14,696
Feb 22	$12,107	$14,002	$13,954
Mar 22	$12,236	$14,092	$13,726
Apr 22	$11,024	$13,180	$12,763
May 22	$11,145	$13,279	$13,033
Jun 22	$9,794	$12,047	$11,549
Jul 22	$10,858	$12,647	$12,087
Aug 22	$9,794	$12,047	$11,320
Sep 22	$8,869	$10,920	$10,332
Oct 22	$9,637	$11,507	$11,250
Nov 22	$11,182	$12,803	$12,698
Dec 22	$10,923	$12,813	$12,688
Jan 23	$12,291	$13,851	$14,154
Feb 23	$12,134	$13,562	$14,049
Mar 23	$12,550	$13,898	$14,494
Apr 23	$12,652	$14,290	$14,945
May 23	$12,375	$13,686	$14,077
Jun 23	$12,902	$14,308	$14,954
Jul 23	$13,161	$14,771	$15,402
Aug 23	$12,421	$14,205	$14,695
Sep 23	$11,496	$13,720	$13,875
Oct 23	$11,145	$13,164	$13,400
Nov 23	$12,624	$14,386	$14,928
Dec 23	$13,108	$15,150	$15,599
Jan 24	$13,202	$15,237	$15,672
Feb 24	$14,216	$15,516	$16,131
Mar 24	$14,714	$16,027	$16,814
Apr 24	$14,038	$15,616	$16,328
May 24	$14,780	$16,221	$17,029
Jun 24	$14,291	$15,959	$16,395
Jul 24	$14,414	$16,427	$16,622
Aug 24	$14,921	$16,962	$17,277
Sep 24	$15,090	$17,118	$17,597
Oct 24	$14,329	$16,187	$16,548
Nov 24	$14,010	$16,095	$16,108
Dec 24	$13,988	$15,729	$16,010
Jan 25	$15,075	$16,556	$17,241
Feb 25	$15,371	$16,877	$17,843
Mar 25	$14,446	$16,809	$17,959
Apr 25	$15,113	$17,579	$18,928
May 25	$16,067	$18,383	$19,955
Jun 25	$16,858	$18,788	$20,482

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	17.96%	11.75%	5.36%
MSCI EAFE Index (Net)...
	17.73	11.16	6.51
MSCI EMU Index (Net)...
	24.93	13.12	7.43

Key Fund statistics

Net Assets...
$119,510,046
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$487,995
Portfolio Turnover Rate...
89%

Average annual total returns reflect reductions for distribution and service fees.

Effective February 25, 2025, the Fund changed its benchmark from MSCI EMU Index (Net) to MSCI EAFE Index (Net) in connection with certain changes to the Fund's principal investment strategies.

The Fund's returns for the period between October 23, 2018 and February 24, 2025, are the returns of the Fund when it followed different investment strategies and process under the name BlackRock EuroFund. The Fund’s returns shown prior to October 23, 2018 are the returns of the Fund when it followed different investment strategies.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
Germany...
13.8%
France...
11.7
United Kingdom...
9.9
Netherlands...
8.8
Switzerland...
8.3
United States...
8.3
Japan...
7.3
Denmark...
7.1
Italy...
6.9
Australia...
5.1
OtherFootnote Reference(a)...
11.5
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.0
SecurityFootnote Reference(b)	Percent of Net Assets
SAP SE...
5.1%
Mastercard, Inc., Class A...
4.4
UniCredit SpA...
4.4
RELX plc...
4.0
Safran SA...
3.8
Cie de Saint-Gobain SA...
3.3
MTU Aero Engines AG...
3.2
Taiwan Semiconductor Manufacturing Co. Ltd...
3.2
Advantest Corp...
3.1
Adyen NV...
3.0
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Material fund changes

This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On November 19, 2024, the Fund’s Board approved to change the name of BlackRock EuroFund to BlackRock International Select Equity Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. These changes became effective on February 25, 2025.

Effective February 25, 2025, BlackRock Advisors, LLC has contractually agreed to reduce the expense limitation on the Fund’s total annual fund operating expenses from 1.54% to 1.35% as a percentage of the Fund’s average daily net assets through June 30, 2026.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Select Equity Fund

Class R Shares | MREFX

Annual Shareholder Report — June 30, 2025

MREFX-06/25-AR

BlackRock International Select Equity Fund

Institutional Shares | MAEFX

Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) (formerly known as BlackRock EuroFund) for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	0.95%

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Institutional Shares returned 18.52%.

  For the same period, the Fund’s current benchmark, the MSCI EAFE Index (Net), returned 17.73%, while its previous benchmark, the MSCI EMU Index (Net), returned 24.93%.

What contributed to performance?

German enterprise software company SAP SE was the largest absolute contributor over the period. The company released strong financial results, driven by robust cloud enterprise resource planning bookings and positive market reception to its AI-focused restructuring plans. SAP benefitted from the digitalization trend and growth of its cloud business revenue was expected to accelerate from 2025-2027, with the majority of revenue recurring.

Italian multinational bank UniCredit Group AG contributed positively as European banks have been a significant driver of the European equity market rally in 2025. Company reporting continues to show positive trends related to deposits, loan growth and balance sheet. Positions in holdings in Spanish bank CaixaBank S.A. and Allied Irish Banks, p.l.c. were also among the top contributors over the period.

What detracted from performance?

Dutch semiconductor equipment company ASML Holding NV was the largest absolute detractor over the period. The stock fell in October as the company reduced its 2025 revenue guidance meaningfully, driven by lowered projections for the shipment of the extreme ultraviolet lithography systems critical to manufacturing advanced chips, along with a significant trimming of expected sales into China. Within the semiconductor sector, volatility rose following the DeepSeek large language model launch in January 2025 on concerns that growth in spending on AI-related technologies may significantly slow beyond 2025.

Danish pharmaceutical company Novo Nordisk A/S detracted as perceptions of the obesity market’s growth potential changed. The stock fell sharply after investors were disappointed with efficacy results during trials. The company’s results have also been challenged by a longer-than-expected overhang from compounders (companies which produce non-FDA approved medication) which have taken some near-term market share.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 1, 2015 through June 30, 2025

Initial Investment of $10,000

	Institutional Shares	MSCI EAFE Index (Net)	MSCI EMU Index (Net)
Jul 15	$10,271	$10,208	$10,381
Aug 15	$9,562	$9,457	$9,641
Sep 15	$9,213	$8,977	$9,160
Oct 15	$9,716	$9,678	$9,943
Nov 15	$9,562	$9,528	$9,787
Dec 15	$9,347	$9,399	$9,489
Jan 16	$8,822	$8,720	$8,854
Feb 16	$8,508	$8,560	$8,621
Mar 16	$9,058	$9,117	$9,291
Apr 16	$9,189	$9,381	$9,450
May 16	$9,098	$9,296	$9,383
Jun 16	$8,678	$8,984	$8,800
Jul 16	$8,934	$9,439	$9,311
Aug 16	$8,829	$9,446	$9,399
Sep 16	$8,888	$9,562	$9,485
Oct 16	$8,508	$9,366	$9,375
Nov 16	$8,278	$9,179	$9,044
Dec 16	$8,604	$9,493	$9,617
Jan 17	$8,920	$9,769	$9,755
Feb 17	$8,900	$9,908	$9,845
Mar 17	$9,228	$10,181	$10,445
Apr 17	$9,678	$10,440	$10,877
May 17	$10,033	$10,823	$11,408
Jun 17	$9,912	$10,804	$11,278
Jul 17	$10,221	$11,116	$11,696
Aug 17	$10,234	$11,112	$11,740
Sep 17	$10,576	$11,388	$12,192
Oct 17	$10,523	$11,561	$12,305
Nov 17	$10,435	$11,682	$12,338
Dec 17	$10,534	$11,870	$12,315
Jan 18	$11,233	$12,465	$13,181
Feb 18	$10,500	$11,903	$12,419
Mar 18	$10,507	$11,688	$12,259
Apr 18	$10,581	$11,955	$12,630
May 18	$10,344	$11,686	$12,029
Jun 18	$10,228	$11,544	$11,926
Jul 18	$10,418	$11,828	$12,365
Aug 18	$10,228	$11,599	$11,969
Sep 18	$10,188	$11,700	$11,915
Oct 18	$9,203	$10,769	$10,873
Nov 18	$8,959	$10,755	$10,773
Dec 18	$8,451	$10,233	$10,234
Jan 19	$9,002	$10,906	$10,919
Feb 19	$9,322	$11,184	$11,262
Mar 19	$9,525	$11,254	$11,252
Apr 19	$9,957	$11,570	$11,808
May 19	$9,371	$11,015	$11,050
Jun 19	$10,041	$11,668	$11,869
Jul 19	$9,692	$11,520	$11,621
Aug 19	$9,539	$11,222	$11,353
Sep 19	$9,671	$11,543	$11,657
Oct 19	$10,013	$11,958	$12,072
Nov 19	$10,278	$12,093	$12,248
Dec 19	$10,578	$12,486	$12,609
Jan 20	$10,409	$12,225	$12,234
Feb 20	$9,737	$11,120	$11,165
Mar 20	$8,112	$9,636	$9,234
Apr 20	$8,742	$10,258	$9,815
May 20	$9,401	$10,705	$10,440
Jun 20	$10,024	$11,069	$11,056
Jul 20	$10,494	$11,327	$11,476
Aug 20	$11,117	$11,910	$12,015
Sep 20	$10,830	$11,600	$11,566
Oct 20	$10,220	$11,137	$10,847
Nov 20	$12,056	$12,864	$13,044
Dec 20	$12,623	$13,462	$13,605
Jan 21	$12,161	$13,318	$13,329
Feb 21	$12,623	$13,617	$13,796
Mar 21	$12,917	$13,930	$14,239
Apr 21	$13,821	$14,349	$14,899
May 21	$14,514	$14,817	$15,508
Jun 21	$14,248	$14,650	$15,200
Jul 21	$14,760	$14,761	$15,399
Aug 21	$14,963	$15,021	$15,706
Sep 21	$14,101	$14,585	$14,900
Oct 21	$14,921	$14,944	$15,489
Nov 21	$14,514	$14,248	$14,570
Dec 21	$15,089	$14,978	$15,446
Jan 22	$13,576	$14,254	$14,696
Feb 22	$12,679	$14,002	$13,954
Mar 22	$12,819	$14,092	$13,726
Apr 22	$11,558	$13,180	$12,763
May 22	$11,691	$13,279	$13,033
Jun 22	$10,283	$12,047	$11,549
Jul 22	$11,404	$12,647	$12,087
Aug 22	$10,290	$12,047	$11,320
Sep 22	$9,324	$10,920	$10,332
Oct 22	$10,129	$11,507	$11,250
Nov 22	$11,761	$12,803	$12,698
Dec 22	$11,490	$12,813	$12,688
Jan 23	$12,937	$13,851	$14,154
Feb 23	$12,782	$13,562	$14,049
Mar 23	$13,226	$13,898	$14,494
Apr 23	$13,332	$14,290	$14,945
May 23	$13,050	$13,686	$14,077
Jun 23	$13,607	$14,308	$14,954
Jul 23	$13,890	$14,771	$15,402
Aug 23	$13,106	$14,205	$14,695
Sep 23	$12,139	$13,720	$13,875
Oct 23	$11,780	$13,164	$13,400
Nov 23	$13,339	$14,386	$14,928
Dec 23	$13,867	$15,150	$15,599
Jan 24	$13,967	$15,237	$15,672
Feb 24	$15,040	$15,516	$16,131
Mar 24	$15,583	$16,027	$16,814
Apr 24	$14,875	$15,616	$16,328
May 24	$15,662	$16,221	$17,029
Jun 24	$15,154	$15,959	$16,395
Jul 24	$15,283	$16,427	$16,622
Aug 24	$15,833	$16,962	$17,277
Sep 24	$16,019	$17,118	$17,597
Oct 24	$15,211	$16,187	$16,548
Nov 24	$14,882	$16,095	$16,108
Dec 24	$14,869	$15,729	$16,010
Jan 25	$16,027	$16,556	$17,241
Feb 25	$16,346	$16,877	$17,843
Mar 25	$15,376	$16,809	$17,959
Apr 25	$16,085	$17,579	$18,928
May 25	$17,106	$18,383	$19,955
Jun 25	$17,960	$18,788	$20,482

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	18.52%	12.37%	6.03%
MSCI EAFE Index (Net)...
	17.73	11.16	6.51
MSCI EMU Index (Net)...
	24.93	13.12	7.43

Key Fund statistics

Net Assets...
$119,510,046
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$487,995
Portfolio Turnover Rate...
89%

Effective February 25, 2025, the Fund changed its benchmark from MSCI EMU Index (Net) to MSCI EAFE Index (Net) in connection with certain changes to the Fund's principal investment strategies.

The Fund's returns for the period between October 23, 2018 and February 24, 2025, are the returns of the Fund when it followed different investment strategies and process under the name BlackRock EuroFund. The Fund’s returns shown prior to October 23, 2018 are the returns of the Fund when it followed different investment strategies.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
Germany...
13.8%
France...
11.7
United Kingdom...
9.9
Netherlands...
8.8
Switzerland...
8.3
United States...
8.3
Japan...
7.3
Denmark...
7.1
Italy...
6.9
Australia...
5.1
OtherFootnote Reference(a)...
11.5
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.0
SecurityFootnote Reference(b)	Percent of Net Assets
SAP SE...
5.1%
Mastercard, Inc., Class A...
4.4
UniCredit SpA...
4.4
RELX plc...
4.0
Safran SA...
3.8
Cie de Saint-Gobain SA...
3.3
MTU Aero Engines AG...
3.2
Taiwan Semiconductor Manufacturing Co. Ltd...
3.2
Advantest Corp...
3.1
Adyen NV...
3.0
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Material fund changes

This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On November 19, 2024, the Fund’s Board approved to change the name of BlackRock EuroFund to BlackRock International Select Equity Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. These changes became effective on February 25, 2025.

Effective February 25, 2025, BlackRock Advisors, LLC has contractually agreed to reduce the expense limitation on the Fund’s total annual fund operating expenses from 1.04% to 0.85% as a percentage of the Fund’s average daily net assets through June 30, 2026. The net expense ratio increased from the prior fiscal year end primarily due to a decrease in the Fund’s class-level expense limitation.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Select Equity Fund

Institutional Shares | MAEFX

Annual Shareholder Report — June 30, 2025

MAEFX-06/25-AR

BlackRock International Select Equity Fund

Investor A Shares | MDEFX

Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) (formerly known as BlackRock EuroFund) for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$131	1.20%

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Investor A Shares returned 18.18%.

  For the same period, the Fund’s current benchmark, the MSCI EAFE Index (Net), returned 17.73%, while its previous benchmark, the MSCI EMU Index (Net), returned 24.93%.

What contributed to performance?

German enterprise software company SAP SE was the largest absolute contributor over the period. The company released strong financial results, driven by robust cloud enterprise resource planning bookings and positive market reception to its AI-focused restructuring plans. SAP benefitted from the digitalization trend and growth of its cloud business revenue was expected to accelerate from 2025-2027, with the majority of revenue recurring.

Italian multinational bank UniCredit Group AG contributed positively as European banks have been a significant driver of the European equity market rally in 2025. Company reporting continues to show positive trends related to deposits, loan growth and balance sheet. Positions in holdings in Spanish bank CaixaBank S.A. and Allied Irish Banks, p.l.c. were also among the top contributors over the period.

What detracted from performance?

Dutch semiconductor equipment company ASML Holding NV was the largest absolute detractor over the period. The stock fell in October as the company reduced its 2025 revenue guidance meaningfully, driven by lowered projections for the shipment of the extreme ultraviolet lithography systems critical to manufacturing advanced chips, along with a significant trimming of expected sales into China. Within the semiconductor sector, volatility rose following the DeepSeek large language model launch in January 2025 on concerns that growth in spending on AI-related technologies may significantly slow beyond 2025.

Danish pharmaceutical company Novo Nordisk A/S detracted as perceptions of the obesity market’s growth potential changed. The stock fell sharply after investors were disappointed with efficacy results during trials. The company’s results have also been challenged by a longer-than-expected overhang from compounders (companies which produce non-FDA approved medication) which have taken some near-term market share.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 1, 2015 through June 30, 2025

Initial Investment of $10,000

	Investor A Shares	MSCI EAFE Index (Net)	MSCI EMU Index (Net)
Jul 15	$9,724	$10,208	$10,381
Aug 15	$9,052	$9,457	$9,641
Sep 15	$8,728	$8,977	$9,160
Oct 15	$9,195	$9,678	$9,943
Nov 15	$9,052	$9,528	$9,787
Dec 15	$8,843	$9,399	$9,489
Jan 16	$8,350	$8,720	$8,854
Feb 16	$8,053	$8,560	$8,621
Mar 16	$8,571	$9,117	$9,291
Apr 16	$8,685	$9,381	$9,450
May 16	$8,603	$9,296	$9,383
Jun 16	$8,204	$8,984	$8,800
Jul 16	$8,438	$9,439	$9,311
Aug 16	$8,344	$9,446	$9,399
Sep 16	$8,394	$9,562	$9,485
Oct 16	$8,034	$9,366	$9,375
Nov 16	$7,819	$9,179	$9,044
Dec 16	$8,128	$9,493	$9,617
Jan 17	$8,418	$9,769	$9,755
Feb 17	$8,399	$9,908	$9,845
Mar 17	$8,708	$10,181	$10,445
Apr 17	$9,127	$10,440	$10,877
May 17	$9,463	$10,823	$11,408
Jun 17	$9,347	$10,804	$11,278
Jul 17	$9,643	$11,116	$11,696
Aug 17	$9,650	$11,112	$11,740
Sep 17	$9,973	$11,388	$12,192
Oct 17	$9,921	$11,561	$12,305
Nov 17	$9,831	$11,682	$12,338
Dec 17	$9,923	$11,870	$12,315
Jan 18	$10,581	$12,465	$13,181
Feb 18	$9,890	$11,903	$12,419
Mar 18	$9,896	$11,688	$12,259
Apr 18	$9,962	$11,955	$12,630
May 18	$9,740	$11,686	$12,029
Jun 18	$9,629	$11,544	$11,926
Jul 18	$9,812	$11,828	$12,365
Aug 18	$9,629	$11,599	$11,969
Sep 18	$9,590	$11,700	$11,915
Oct 18	$8,659	$10,769	$10,873
Nov 18	$8,424	$10,755	$10,773
Dec 18	$7,946	$10,233	$10,234
Jan 19	$8,460	$10,906	$10,919
Feb 19	$8,768	$11,184	$11,262
Mar 19	$8,955	$11,254	$11,252
Apr 19	$9,356	$11,570	$11,808
May 19	$8,808	$11,015	$11,050
Jun 19	$9,429	$11,668	$11,869
Jul 19	$9,102	$11,520	$11,621
Aug 19	$8,955	$11,222	$11,353
Sep 19	$9,075	$11,543	$11,657
Oct 19	$9,396	$11,958	$12,072
Nov 19	$9,643	$12,093	$12,248
Dec 19	$9,923	$12,486	$12,609
Jan 20	$9,762	$12,225	$12,234
Feb 20	$9,133	$11,120	$11,165
Mar 20	$7,614	$9,636	$9,234
Apr 20	$8,203	$10,258	$9,815
May 20	$8,812	$10,705	$10,440
Jun 20	$9,401	$11,069	$11,056
Jul 20	$9,842	$11,327	$11,476
Aug 20	$10,418	$11,910	$12,015
Sep 20	$10,150	$11,600	$11,566
Oct 20	$9,581	$11,137	$10,847
Nov 20	$11,301	$12,864	$13,044
Dec 20	$11,823	$13,462	$13,605
Jan 21	$11,388	$13,318	$13,329
Feb 21	$11,823	$13,617	$13,796
Mar 21	$12,097	$13,930	$14,239
Apr 21	$12,940	$14,349	$14,899
May 21	$13,583	$14,817	$15,508
Jun 21	$13,335	$14,650	$15,200
Jul 21	$13,810	$14,761	$15,399
Aug 21	$13,998	$15,021	$15,706
Sep 21	$13,188	$14,585	$14,900
Oct 21	$13,951	$14,944	$15,489
Nov 21	$13,569	$14,248	$14,570
Dec 21	$14,105	$14,978	$15,446
Jan 22	$12,686	$14,254	$14,696
Feb 22	$11,850	$14,002	$13,954
Mar 22	$11,977	$14,092	$13,726
Apr 22	$10,799	$13,180	$12,763
May 22	$10,913	$13,279	$13,033
Jun 22	$9,602	$12,047	$11,549
Jul 22	$10,645	$12,647	$12,087
Aug 22	$9,602	$12,047	$11,320
Sep 22	$8,698	$10,920	$10,332
Oct 22	$9,448	$11,507	$11,250
Nov 22	$10,967	$12,803	$12,698
Dec 22	$10,719	$12,813	$12,688
Jan 23	$12,058	$13,851	$14,154
Feb 23	$11,916	$13,562	$14,049
Mar 23	$12,327	$13,898	$14,494
Apr 23	$12,421	$14,290	$14,945
May 23	$12,158	$13,686	$14,077
Jun 23	$12,676	$14,308	$14,954
Jul 23	$12,932	$14,771	$15,402
Aug 23	$12,205	$14,205	$14,695
Sep 23	$11,298	$13,720	$13,875
Oct 23	$10,961	$13,164	$13,400
Nov 23	$12,414	$14,386	$14,928
Dec 23	$12,901	$15,150	$15,599
Jan 24	$12,990	$15,237	$15,672
Feb 24	$13,990	$15,516	$16,131
Mar 24	$14,487	$16,027	$16,814
Apr 24	$13,827	$15,616	$16,328
May 24	$14,555	$16,221	$17,029
Jun 24	$14,079	$15,959	$16,395
Jul 24	$14,194	$16,427	$16,622
Aug 24	$14,705	$16,962	$17,277
Sep 24	$14,875	$17,118	$17,597
Oct 24	$14,119	$16,187	$16,548
Nov 24	$13,813	$16,095	$16,108
Dec 24	$13,795	$15,729	$16,010
Jan 25	$14,869	$16,556	$17,241
Feb 25	$15,165	$16,877	$17,843
Mar 25	$14,257	$16,809	$17,959
Apr 25	$14,917	$17,579	$18,928
May 25	$15,860	$18,383	$19,955
Jun 25	$16,638	$18,788	$20,482

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	18.18%	12.10%	5.79%
Investor A Shares (with sales charge)...
	11.98	10.89	5.22
MSCI EAFE Index (Net)...
	17.73	11.16	6.51
MSCI EMU Index (Net)...
	24.93	13.12	7.43

Key Fund statistics

Net Assets...
$119,510,046
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$487,995
Portfolio Turnover Rate...
89%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Effective February 25, 2025, the Fund changed its benchmark from MSCI EMU Index (Net) to MSCI EAFE Index (Net) in connection with certain changes to the Fund's principal investment strategies.

The Fund's returns for the period between October 23, 2018 and February 24, 2025, are the returns of the Fund when it followed different investment strategies and process under the name BlackRock EuroFund. The Fund’s returns shown prior to October 23, 2018 are the returns of the Fund when it followed different investment strategies.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
Germany...
13.8%
France...
11.7
United Kingdom...
9.9
Netherlands...
8.8
Switzerland...
8.3
United States...
8.3
Japan...
7.3
Denmark...
7.1
Italy...
6.9
Australia...
5.1
OtherFootnote Reference(a)...
11.5
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.0
SecurityFootnote Reference(b)	Percent of Net Assets
SAP SE...
5.1%
Mastercard, Inc., Class A...
4.4
UniCredit SpA...
4.4
RELX plc...
4.0
Safran SA...
3.8
Cie de Saint-Gobain SA...
3.3
MTU Aero Engines AG...
3.2
Taiwan Semiconductor Manufacturing Co. Ltd...
3.2
Advantest Corp...
3.1
Adyen NV...
3.0
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Material fund changes

This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On November 19, 2024, the Fund’s Board approved to change the name of BlackRock EuroFund to BlackRock International Select Equity Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. These changes became effective on February 25, 2025.

Effective February 25, 2025, BlackRock Advisors, LLC has contractually agreed to reduce the expense limitation on the Fund’s total annual fund operating expenses from 1.29% to 1.10% as a percentage of the Fund’s average daily net assets through June 30, 2026. The net expense ratio increased from the prior fiscal year end primarily due to a decrease in the Fund’s class-level expense limitation.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Select Equity Fund

Investor A Shares | MDEFX

Annual Shareholder Report — June 30, 2025

MDEFX-06/25-AR

BlackRock International Select Equity Fund

Investor C Shares | MCEFX

Annual Shareholder Report — June 30, 2025

This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) (formerly known as BlackRock EuroFund) for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$212	1.95%

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Investor C Shares returned 17.34%.

  For the same period, the Fund’s current benchmark, the MSCI EAFE Index (Net), returned 17.73%, while its previous benchmark, the MSCI EMU Index (Net), returned 24.93%.

What contributed to performance?

German enterprise software company SAP SE was the largest absolute contributor over the period. The company released strong financial results, driven by robust cloud enterprise resource planning bookings and positive market reception to its AI-focused restructuring plans. SAP benefitted from the digitalization trend and growth of its cloud business revenue was expected to accelerate from 2025-2027, with the majority of revenue recurring.

Italian multinational bank UniCredit Group AG contributed positively as European banks have been a significant driver of the European equity market rally in 2025. Company reporting continues to show positive trends related to deposits, loan growth and balance sheet. Positions in holdings in Spanish bank CaixaBank S.A. and Allied Irish Banks, p.l.c. were also among the top contributors over the period.

What detracted from performance?

Dutch semiconductor equipment company ASML Holding NV was the largest absolute detractor over the period. The stock fell in October as the company reduced its 2025 revenue guidance meaningfully, driven by lowered projections for the shipment of the extreme ultraviolet lithography systems critical to manufacturing advanced chips, along with a significant trimming of expected sales into China. Within the semiconductor sector, volatility rose following the DeepSeek large language model launch in January 2025 on concerns that growth in spending on AI-related technologies may significantly slow beyond 2025.

Danish pharmaceutical company Novo Nordisk A/S detracted as perceptions of the obesity market’s growth potential changed. The stock fell sharply after investors were disappointed with efficacy results during trials. The company’s results have also been challenged by a longer-than-expected overhang from compounders (companies which produce non-FDA approved medication) which have taken some near-term market share.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 1, 2015 through June 30, 2025

Initial Investment of $10,000

	Investor C Shares	MSCI EAFE Index (Net)	MSCI EMU Index (Net)
Jul 15	$10,259	$10,208	$10,381
Aug 15	$9,538	$9,457	$9,641
Sep 15	$9,187	$8,977	$9,160
Oct 15	$9,677	$9,678	$9,943
Nov 15	$9,519	$9,528	$9,787
Dec 15	$9,295	$9,399	$9,489
Jan 16	$8,770	$8,720	$8,854
Feb 16	$8,452	$8,560	$8,621
Mar 16	$8,986	$9,117	$9,291
Apr 16	$9,108	$9,381	$9,450
May 16	$9,014	$9,296	$9,383
Jun 16	$8,592	$8,984	$8,800
Jul 16	$8,827	$9,439	$9,311
Aug 16	$8,724	$9,446	$9,399
Sep 16	$8,770	$9,562	$9,485
Oct 16	$8,386	$9,366	$9,375
Nov 16	$8,152	$9,179	$9,044
Dec 16	$8,472	$9,493	$9,617
Jan 17	$8,778	$9,769	$9,755
Feb 17	$8,749	$9,908	$9,845
Mar 17	$9,064	$10,181	$10,445
Apr 17	$9,494	$10,440	$10,877
May 17	$9,838	$10,823	$11,408
Jun 17	$9,714	$10,804	$11,278
Jul 17	$10,010	$11,116	$11,696
Aug 17	$10,010	$11,112	$11,740
Sep 17	$10,335	$11,388	$12,192
Oct 17	$10,277	$11,561	$12,305
Nov 17	$10,172	$11,682	$12,338
Dec 17	$10,269	$11,870	$12,315
Jan 18	$10,939	$12,465	$13,181
Feb 18	$10,221	$11,903	$12,419
Mar 18	$10,221	$11,688	$12,259
Apr 18	$10,278	$11,955	$12,630
May 18	$10,048	$11,686	$12,029
Jun 18	$9,924	$11,544	$11,926
Jul 18	$10,106	$11,828	$12,365
Aug 18	$9,914	$11,599	$11,969
Sep 18	$9,866	$11,700	$11,915
Oct 18	$8,899	$10,769	$10,873
Nov 18	$8,659	$10,755	$10,773
Dec 18	$8,156	$10,233	$10,234
Jan 19	$8,679	$10,906	$10,919
Feb 19	$8,994	$11,184	$11,262
Mar 19	$9,181	$11,254	$11,252
Apr 19	$9,585	$11,570	$11,808
May 19	$9,013	$11,015	$11,050
Jun 19	$9,644	$11,668	$11,869
Jul 19	$9,309	$11,520	$11,621
Aug 19	$9,151	$11,222	$11,353
Sep 19	$9,270	$11,543	$11,657
Oct 19	$9,595	$11,958	$12,072
Nov 19	$9,831	$12,093	$12,248
Dec 19	$10,107	$12,486	$12,609
Jan 20	$9,939	$12,225	$12,234
Feb 20	$9,299	$11,120	$11,165
Mar 20	$7,743	$9,636	$9,234
Apr 20	$8,334	$10,258	$9,815
May 20	$8,954	$10,705	$10,440
Jun 20	$9,536	$11,069	$11,056
Jul 20	$9,979	$11,327	$11,476
Aug 20	$10,560	$11,910	$12,015
Sep 20	$10,284	$11,600	$11,566
Oct 20	$9,693	$11,137	$10,847
Nov 20	$11,427	$12,864	$13,044
Dec 20	$11,959	$13,462	$13,605
Jan 21	$11,506	$13,318	$13,329
Feb 21	$11,939	$13,617	$13,796
Mar 21	$12,205	$13,930	$14,239
Apr 21	$13,052	$14,349	$14,899
May 21	$13,693	$14,817	$15,508
Jun 21	$13,427	$14,650	$15,200
Jul 21	$13,899	$14,761	$15,399
Aug 21	$14,077	$15,021	$15,706
Sep 21	$13,259	$14,585	$14,900
Oct 21	$14,018	$14,944	$15,489
Nov 21	$13,624	$14,248	$14,570
Dec 21	$14,156	$14,978	$15,446
Jan 22	$12,717	$14,254	$14,696
Feb 22	$11,870	$14,002	$13,954
Mar 22	$11,988	$14,092	$13,726
Apr 22	$10,806	$13,180	$12,763
May 22	$10,915	$13,279	$13,033
Jun 22	$9,595	$12,047	$11,549
Jul 22	$10,629	$12,647	$12,087
Aug 22	$9,585	$12,047	$11,320
Sep 22	$8,679	$10,920	$10,332
Oct 22	$9,417	$11,507	$11,250
Nov 22	$10,924	$12,803	$12,698
Dec 22	$10,668	$12,813	$12,688
Jan 23	$11,998	$13,851	$14,154
Feb 23	$11,850	$13,562	$14,049
Mar 23	$12,254	$13,898	$14,494
Apr 23	$12,343	$14,290	$14,945
May 23	$12,067	$13,686	$14,077
Jun 23	$12,570	$14,308	$14,954
Jul 23	$12,823	$14,771	$15,402
Aug 23	$12,103	$14,205	$14,695
Sep 23	$11,203	$13,720	$13,875
Oct 23	$10,869	$13,164	$13,400
Nov 23	$12,310	$14,386	$14,928
Dec 23	$12,793	$15,150	$15,599
Jan 24	$12,881	$15,237	$15,672
Feb 24	$13,872	$15,516	$16,131
Mar 24	$14,365	$16,027	$16,814
Apr 24	$13,710	$15,616	$16,328
May 24	$14,432	$16,221	$17,029
Jun 24	$13,953	$15,959	$16,395
Jul 24	$14,075	$16,427	$16,622
Aug 24	$14,581	$16,962	$17,277
Sep 24	$14,750	$17,118	$17,597
Oct 24	$14,001	$16,187	$16,548
Nov 24	$13,697	$16,095	$16,108
Dec 24	$13,679	$15,729	$16,010
Jan 25	$14,744	$16,556	$17,241
Feb 25	$15,038	$16,877	$17,843
Mar 25	$14,137	$16,809	$17,959
Apr 25	$14,792	$17,579	$18,928
May 25	$15,727	$18,383	$19,955
Jun 25	$16,498	$18,788	$20,482

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	17.34%	11.27%	5.13%
Investor C Shares (with sales charge)...
	16.34	11.27	5.13
MSCI EAFE Index (Net)...
	17.73	11.16	6.51
MSCI EMU Index (Net)...
	24.93	13.12	7.43

Key Fund statistics

Net Assets...
$119,510,046
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$487,995
Portfolio Turnover Rate...
89%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Effective February 25, 2025, the Fund changed its benchmark from MSCI EMU Index (Net) to MSCI EAFE Index (Net) in connection with certain changes to the Fund's principal investment strategies.

The Fund's returns for the period between October 23, 2018 and February 24, 2025, are the returns of the Fund when it followed different investment strategies and process under the name BlackRock EuroFund. The Fund’s returns shown prior to October 23, 2018 are the returns of the Fund when it followed different investment strategies.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
Germany...
13.8%
France...
11.7
United Kingdom...
9.9
Netherlands...
8.8
Switzerland...
8.3
United States...
8.3
Japan...
7.3
Denmark...
7.1
Italy...
6.9
Australia...
5.1
OtherFootnote Reference(a)...
11.5
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.0
SecurityFootnote Reference(b)	Percent of Net Assets
SAP SE...
5.1%
Mastercard, Inc., Class A...
4.4
UniCredit SpA...
4.4
RELX plc...
4.0
Safran SA...
3.8
Cie de Saint-Gobain SA...
3.3
MTU Aero Engines AG...
3.2
Taiwan Semiconductor Manufacturing Co. Ltd...
3.2
Advantest Corp...
3.1
Adyen NV...
3.0
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

Material fund changes

This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On November 19, 2024, the Fund’s Board approved to change the name of BlackRock EuroFund to BlackRock International Select Equity Fund. In connection with the Fund’s name change, the Fund’s 80% policy was changed to a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. These changes became effective on February 25, 2025.

Effective February 25, 2025, BlackRock Advisors, LLC has contractually agreed to reduce the expense limitation on the Fund’s total annual fund operating expenses from 2.04% to 1.85% as a percentage of the Fund’s average daily net assets through June 30, 2026.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Select Equity Fund

Investor C Shares | MCEFX

Annual Shareholder Report — June 30, 2025

MCEFX-06/25-AR

 (b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services –
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Select Equity Fund	$36,593	$ 36,414	$0	$0	$16,300	$16,328	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Select Equity Fund	$16,300	$16,735

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Advantage Global Fund, Inc.
BlackRock International Select Equity Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
June 30, 2025
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 0.5%
BHP Group Ltd. ............... 49,639 $ 1,194,195
Glencore plc ................. 347,751 1,355,061
2,549,256
Brazil — 1.0%
B3 SA - Brasil Bolsa Balcao ....... 716,397 1,917,213
Lojas Renner SA .............. 395,229 1,427,978
Marfrig Global Foods SA ......... 83,378 352,351
Pagseguro Digital Ltd. , Class A .... 28,579 275,502
Wheaton Precious Metals Corp. .... 7,826 703,780
4,676,824
Canada — 3.8%
Barrick Mining Corp. ............ 154,015 3,206,407
CGI, Inc. , Class A ............. 11,451 1,202,576
Great-West Lifeco, Inc. .......... 67,202 2,555,823
Kinross Gold Corp. ............. 200,931 3,139,939
Manulife Financial Corp. ......... 86,241 2,757,432
Power Corp. of Canada ......... 38,625 1,508,694
Teck Resources Ltd. , Class B ..... 16,042 648,748
Thomson Reuters Corp. ......... 14,241 2,863,782
17,883,401
China — 3.1%
Alibaba Group Holding Ltd. ....... 96,100 1,360,387
BOE Technology Group Co. Ltd. , Class
A ...................... 1,785,500 995,677
Ping An Insurance Group Co. of China
Ltd. , Class A ............... 113,900 883,526
Rockchip Electronics Co. Ltd. ..... 47,900 1,018,291
Tencent Holdings Ltd. ........... 108,800 7,010,595
Xiaomi Corp. , Class B
(a) (b) (c)
....... 467,200 3,596,383
14,864,859
Denmark — 0.0%
Genmab A/S
(a)
................ 673 139,761
France — 1.8%
AXA SA .................... 42,749 2,099,191
Danone SA .................. 28,613 2,341,211
Eiffage SA .................. 1,813 254,751
Engie SA ................... 104,169 2,448,264
Orange SA .................. 89,106 1,356,923
8,500,340
Germany — 2.2%
Deutsche Telekom AG (Registered) . 159,644 5,843,545
E.ON SE ................... 14,541 267,927
SAP SE .................... 7,358 2,249,926
Siemens Energy AG
(a)
........... 18,970 2,217,231
10,578,629
Hong Kong — 0.5%
AIA Group Ltd. ............... 255,400 2,313,527
India — 1.2%
Alkem Laboratories Ltd. ......... 2,567 147,857
Birlasoft Ltd. ................. 42,130 213,020
Dixon Technologies India Ltd.
(c)
.... 3,343 584,361
DLF Ltd. .................... 53,728 525,240
Infosys Ltd. .................. 72,409 1,352,794
KPIT Technologies Ltd. .......... 13,915 204,272
Larsen & Toubro Ltd. ........... 26,487 1,133,676
Lupin Ltd. ................... 22,696 513,273
SBI Life Insurance Co. Ltd.
(b) (c)
..... 8,702 186,541
Tata Consultancy Services Ltd. .... 6,049 244,262
Security
Shares
Shares Value
India (continued)
Voltas Ltd. .................. 27,154 $ 416,188
5,521,484
Ireland — 0.2%
Accenture plc , Class A .......... 2,581 771,435
Israel — 0.5%
(a)
Check Point Software Technologies
Ltd. ..................... 5,627 1,244,974
Wix.com Ltd. ................. 6,295 997,505
2,242,479
Italy — 0.5%
Intesa Sanpaolo SpA ........... 425,859 2,453,123
Japan — 7.0%
ANA Holdings, Inc. ............. 7,100 139,019
Daiwa House Industry Co. Ltd. ..... 11,500 395,172
ENEOS Holdings, Inc. .......... 68,500 339,543
Fujitsu Ltd. .................. 8,600 208,631
Hitachi Ltd. .................. 23,700 688,825
Mitsubishi UFJ Financial Group, Inc. . 266,600 3,634,716
Mitsui & Co. Ltd. .............. 13,500 275,130
Mitsui Fudosan Co. Ltd. ......... 78,700 761,901
Mizuho Financial Group, Inc. ...... 40,100 1,113,173
MS&AD Insurance Group Holdings, Inc. 35,400 791,389
Murata Manufacturing Co. Ltd. ..... 180,500 2,667,915
NEC Corp. .................. 100,600 2,935,010
Nippon Telegraph & Telephone Corp. 3,313,800 3,542,818
Nomura Holdings, Inc. .......... 231,900 1,528,152
Obayashi Corp. ............... 52,400 793,955
Panasonic Holdings Corp. ........ 145,100 1,552,472
Recruit Holdings Co. Ltd. ........ 36,600 2,152,323
SoftBank Corp. ............... 462,500 716,390
Sony Group Corp. ............. 155,700 4,048,251
Sumitomo Mitsui Financial Group, Inc. 106,200 2,674,218
Tokio Marine Holdings, Inc. ....... 16,300 690,811
Tokyo Electron Ltd. ............ 3,000 574,528
Toyota Motor Corp. ............ 50,600 871,483
33,095,825
Malaysia — 0.0%
YTL Corp. Bhd. ............... 257,600 142,066
Republic of Turkiye — 0.1%
Migros Ticaret A/S ............. 29,347 364,797
Russia — 0.0%
(a)(d)
Alrosa PJSC ................. 18,331 2
Mobile TeleSystems PJSC ........ 3,760 1
3
Singapore — 0.7%
DBS Group Holdings Ltd. ........ 76,800 2,711,200
Singapore Telecommunications Ltd. . 204,400 616,223
3,327,423
South Korea — 1.4%
CJ Logistics Corp. ............. 2,505 161,852
KCC Corp. .................. 674 155,482
Kia Corp. ................... 8,539 611,003
LG Display Co. Ltd.
(a)
........... 22,411 148,641
NAVER Corp. ................ 9,127 1,772,327
Samsung Electronics Co. Ltd. ..... 54,229 2,398,094
SK Hynix, Inc. ................ 5,824 1,254,965
6,502,364

Schedule of Investments
(continued)
June 30, 2025
BlackRock Advantage Global Fund, Inc.
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden — 0.3%
Telefonaktiebolaget LM Ericsson , Class
B ...................... 174,937 $ 1,494,893
Switzerland — 1.6%
ABB Ltd. (Registered) ........... 108,970 6,530,446
TE Connectivity plc ............ 5,513 929,877
7,460,323
Taiwan — 2.4%
Accton Technology Corp. ........ 12,000 299,925
AUO Corp.
(a)
................. 325,000 137,367
Bizlink Holding, Inc. ............ 29,000 843,744
Chroma ATE, Inc. .............. 63,000 953,874
Elan Microelectronics Corp. ....... 38,000 158,130
MediaTek, Inc. ................ 60,354 2,586,088
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 172,000 6,289,929
11,269,057
United Kingdom — 2.8%
AstraZeneca plc .............. 25,583 3,560,365
BAE Systems plc .............. 93,672 2,431,059
Direct Line Insurance Group plc .... 44,826 189,037
Informa plc .................. 105,270 1,165,465
International Consolidated Airlines
Group SA ................. 241,985 1,135,102
Intertek Group plc ............. 14,953 974,017
Rolls-Royce Holdings plc ........ 116,539 1,544,450
Smiths Group plc .............. 29,266 902,691
TechnipFMC plc ............... 38,291 1,318,742
13,220,928
United States — 66.1%
AbbVie, Inc. ................. 10,871 2,017,875
Adobe, Inc.
(a)
................. 8,316 3,217,294
Advanced Micro Devices, Inc.
(a)
.... 16,278 2,309,848
AECOM .................... 11,862 1,338,745
Alkermes plc
(a)
................ 7,998 228,823
Allstate Corp. (The) ............ 12,984 2,613,809
Alphabet, Inc. , Class A .......... 41,528 7,318,480
Alphabet, Inc. , Class C .......... 25,939 4,601,319
Amazon.com, Inc.
(a)
............ 54,216 11,894,448
American Express Co. .......... 3,341 1,065,712
AMETEK, Inc. ................ 26,053 4,714,551
Amgen, Inc. ................. 2,125 593,321
Antero Resources Corp.
(a)
........ 23,214 935,060
Apple, Inc. .................. 98,920 20,295,416
AT&T, Inc. ................... 81,969 2,372,183
Bank of America Corp. .......... 180,051 8,520,013
Biogen, Inc.
(a)
................ 1,476 185,371
BioMarin Pharmaceutical, Inc.
(a)
.... 4,931 271,057
Booking Holdings, Inc. .......... 1,045 6,049,756
BorgWarner, Inc. .............. 47,896 1,603,558
Broadcom, Inc. ............... 20,423 5,629,600
BRP, Inc. ................... 770 37,376
Centene Corp.
(a)
.............. 14,171 769,202
Charles Schwab Corp. (The) ...... 32,669 2,980,720
Cheniere Energy, Inc. ........... 27,306 6,649,557
Cisco Systems, Inc. ............ 60,190 4,175,982
Citigroup, Inc. ................ 56,319 4,793,873
Citizens Financial Group, Inc. ..... 37,603 1,682,734
CME Group, Inc. , Class A ........ 12,335 3,399,773
Colgate-Palmolive Co. .......... 6,109 555,308
Comcast Corp. , Class A ......... 58,941 2,103,604
Costco Wholesale Corp. ......... 3,663 3,626,150
CSL Ltd. .................... 1,157 182,761
Delta Air Lines, Inc. ............ 17,040 838,027
Security
Shares
Shares Value
United States (continued)
Devon Energy Corp. ............ 23,624 $ 751,480
Duke Energy Corp. ............ 4,898 577,964
Eaton Corp. plc ............... 4,239 1,513,281
Elastic NV
(a)
................. 7,136 601,779
Eli Lilly & Co. ................ 4,431 3,454,098
Entergy Corp. ................ 22,155 1,841,524
Equinix, Inc. ................. 4,011 3,190,630
Experian plc ................. 32,436 1,672,603
FedEx Corp. ................. 9,775 2,221,955
Garmin Ltd. .................. 4,052 845,734
Gilead Sciences, Inc. ........... 4,700 521,089
GSK plc .................... 45,022 858,411
Hartford Insurance Group, Inc. (The) . 11,567 1,467,505
Home Depot, Inc. (The) ......... 5,178 1,898,462
Illinois Tool Works, Inc. .......... 2,517 622,328
Incyte Corp.
(a)
................ 4,237 288,540
Intuit, Inc. ................... 2,516 1,981,677
JPMorgan Chase & Co. ......... 23,402 6,784,474
Lockheed Martin Corp. .......... 5,035 2,331,910
Marathon Petroleum Corp. ....... 9,156 1,520,903
MasTec, Inc.
(a)
................ 16,938 2,886,743
Medtronic plc ................ 52,393 4,567,098
Meta Platforms, Inc. , Class A ...... 3,976 2,934,646
Microsoft Corp. ............... 38,345 19,073,187
Moody's Corp. ................ 13,597 6,820,119
Morgan Stanley ............... 51,519 7,256,966
Motorola Solutions, Inc. ......... 13,404 5,635,846
Nasdaq, Inc. ................. 8,291 741,381
Northrop Grumman Corp. ........ 1,460 729,971
Novartis AG (Registered) ........ 57,989 7,038,537
NVIDIA Corp. ................ 134,567 21,260,240
NVR, Inc.
(a)
.................. 180 1,329,419
Palantir Technologies, Inc. , Class A
(a)
6,766 922,341
Pfizer, Inc. .................. 319,784 7,751,564
Philip Morris International, Inc. ..... 13,418 2,443,820
PNC Financial Services Group, Inc.
(The) .................... 29,359 5,473,105
Qorvo, Inc.
(a)
................. 1,654 140,441
QUALCOMM, Inc. ............. 37,828 6,024,487
Regeneron Pharmaceuticals, Inc. ... 992 520,800
Reinsurance Group of America, Inc. . 2,366 469,320
ResMed, Inc. ................ 3,024 780,192
ROBLOX Corp. , Class A
(a)
........ 8,968 943,434
S&P Global, Inc. .............. 14,573 7,684,197
Salesforce, Inc. ............... 17,555 4,787,073
Shell plc .................... 164,306 5,732,563
Simon Property Group, Inc. ....... 16,946 2,724,239
Take-Two Interactive Software, Inc.
(a)
. 19,908 4,834,658
Tesla, Inc.
(a)
.................. 9,493 3,015,546
Toll Brothers, Inc. .............. 5,678 648,030
Trane Technologies plc .......... 1,602 700,731
Travelers Cos., Inc. (The) ........ 5,986 1,601,495
Truist Financial Corp. ........... 91,662 3,940,549
UnitedHealth Group, Inc. ......... 8,788 2,741,592
US Bancorp ................. 43,288 1,958,782
VeriSign, Inc. ................ 8,920 2,576,096
Verizon Communications, Inc. ..... 50,212 2,172,673
Vertex Pharmaceuticals, Inc.
(a)
..... 892 397,118
Visa, Inc. , Class A ............. 6,445 2,288,297
Walmart, Inc. ................. 50,306 4,918,921
312,983,870
Total Common Stocks — 97.7%
(Cost: $ 359,251,051 ) ............................. 462,356,667

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
June 30, 2025
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.1%
ISA Energia Brasil SA (Preference) .. 33,284 $ 142,311
Marcopolo SA (Preference) ....... 117,298 172,284
Usinas Siderurgicas de Minas Gerais S
(Preference)
(a)
.............. 182,788 137,938
452,533
Total Preferred Securities — 0.1%
(Cost: $ 510,026 ) ................................ 452,533
Warrants
Malaysia — 0.0%
YTL Corp. Bhd. ( 1 Share for 1 Warrant,
Expires 06/02/28 , Strike Price MYR
1.50 )
(a)
................... 57,200 11,168
Total Warrants — 0.0%
(Cost: $ — ) .................................... 11,168
Total Long-Term Investments — 97 .8%
(Cost: $ 359,761,077 ) ............................. 462,820,368
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20%
(e) (f)
.... 9,845,942 $ 9,845,942
Total Short-Term Securities — 2 .1%
(Cost: $ 9,845,942 ) .............................. 9,845,942
Total Investments — 99.9%
(Cost: $ 369,607,019 ) ............................. 472,666,310
Other Assets Less Liabilities — 0.1% ................... 641,981
Net Assets — 100.0% .............................. $ 473,308,291
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
06/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ (865)
(b)
$ 865 $ — $ — — $ 689
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,831,991 3,013,951
(b)
— — — 9,845,942 9,845,942 336,115 —
$ 865 $ — $ 9,845,942 $ 336,804 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
June 30, 2025
BlackRock Advantage Global Fund, Inc.
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 17 09/19/25 $ 2,279 $ 25,713
MSCI Emerging Markets Index ................................................. 16 09/19/25 987 14,795
S&P 500 E-Mini Index ....................................................... 18 09/19/25 5,628 151,074
$ 191,582
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 191,582 $ — $ — $ — $ 191,582
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 701,884 $ — $ — $ — $ 701,884
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 168,080 $ — $ — $ — $ 168,080
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,601,659

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
June 30, 2025
BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 2,549,256 $ — $ 2,549,256
Brazil ............................................... 4,676,824 — — 4,676,824
Canada ............................................. 17,883,401 — — 17,883,401
China ............................................... — 14,864,859 — 14,864,859
Denmark ............................................. — 139,761 — 139,761
France .............................................. — 8,500,340 — 8,500,340
Germany ............................................ — 10,578,629 — 10,578,629
Hong Kong ........................................... — 2,313,527 — 2,313,527
India ............................................... — 5,521,484 — 5,521,484
Ireland .............................................. 771,435 — — 771,435
Israel ............................................... 2,242,479 — — 2,242,479
Italy ................................................ — 2,453,123 — 2,453,123
Japan ............................................... — 33,095,825 — 33,095,825
Malaysia ............................................. — 142,066 — 142,066
Republic of Turkiye ...................................... — 364,797 — 364,797
Russia .............................................. — — 3 3
Singapore ............................................ — 3,327,423 — 3,327,423
South Korea .......................................... — 6,502,364 — 6,502,364
Sweden ............................................. — 1,494,893 — 1,494,893
Switzerland ........................................... 929,877 6,530,446 — 7,460,323
Taiwan .............................................. — 11,269,057 — 11,269,057
United Kingdom ........................................ 1,318,742 11,902,186 — 13,220,928
United States .......................................... 297,498,995 15,484,875 — 312,983,870
Preferred Securities ....................................... 452,533 — — 452,533
Warrants .............................................. — 11,168 — 11,168
Short-Term Securities
Money Market Funds ...................................... 9,845,942 — — 9,845,942
$ 335,620,228 $ 137,046,079 $ 3 $ 472,666,310
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 191,582 $ — $ — $ 191,582
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedules of Investments
June 30, 2025
BlackRock International Select Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 5.1%
CAR Group Ltd. ............... 75,120 $ 1,850,001
Cochlear Ltd. ................ 9,974 1,972,618
REA Group Ltd. ............... 14,362 2,274,350
6,096,969
Denmark — 7.1%
Chemometec A/S .............. 26,174 2,415,765
DSV A/S .................... 11,866 2,846,111
Novo Nordisk A/S , Class B ....... 18,881 1,308,341
Novonesis (Novozymes) , Class B ... 26,902 1,931,480
8,501,697
Finland — 2.1%
Kone OYJ , Class B ............ 37,941 2,499,581
France — 11.7%
Cie de Saint-Gobain SA ......... 33,231 3,903,820
Hermes International SCA ........ 1,148 3,112,074
LVMH Moet Hennessy Louis Vuitton SE 164 85,834
Safran SA ................... 13,935 4,544,541
Thales SA ................... 7,798 2,302,551
13,948,820
Germany — 13.8%
MTU Aero Engines AG .......... 8,662 3,848,124
Nemetschek SE ............... 11,716 1,698,736
SAP SE .................... 19,929 6,093,879
Siemens AG (Registered) ........ 11,740 3,015,515
Talanx AG ................... 13,787 1,787,371
16,443,625
Ireland — 2.3%
AIB Group plc ................ 336,178 2,774,427
Italy — 6.9%
Ferrari NV .................. 6,320 3,096,237
UniCredit SpA ................ 77,693 5,211,909
8,308,146
Japan — 7.3%
Advantest Corp. ............... 50,400 3,736,205
BayCurrent, Inc. .............. 30,500 1,569,056
Tokyo Electron Ltd. ............ 17,900 3,428,019
8,733,280
Netherlands — 8.8%
Adyen NV
(a) (b) (c)
............... 1,959 3,597,777
ASM International NV ........... 2,979 1,910,962
BE Semiconductor Industries NV ... 21,998 3,289,875
IMCD NV ................... 12,547 1,687,513
10,486,127
Security
Shares
Shares Value
Spain — 2.3%
CaixaBank SA ................ 320,141 $ 2,773,961
Sweden — 1.6%
Atlas Copco AB , Class A ......... 118,865 1,921,573
Switzerland — 8.3%
Belimo Holding AG (Registered) .... 2,804 2,858,123
Cie Financiere Richemont SA
(Registered) ............... 15,080 2,853,632
Galderma Group AG ............ 7,325 1,064,730
Partners Group Holding AG ....... 1,257 1,644,566
Straumann Holding AG (Registered) . 11,411 1,493,583
9,914,634
Taiwan — 3.2%
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 104,000 3,803,213
United Kingdom — 9.9%
3i Group plc ................. 44,023 2,491,359
London Stock Exchange Group plc .. 23,829 3,484,925
RELX plc ................... 87,533 4,744,085
Weir Group plc (The) ........... 33,779 1,155,232
11,875,601
United States — 8.3%
Linde plc ................... 5,578 2,617,086
Mastercard, Inc. , Class A ......... 9,394 5,278,864
Schneider Electric SE ........... 7,324 1,966,384
9,862,334
Total Long-Term Investments — 98.7%
(Cost: $ 85,813,341 ) .............................. 117,943,988
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20%
(d) (e)
.... 390,906 390,906
Total Short-Term Securities — 0 .3%
(Cost: $ 390,906 ) ................................ 390,906
Total Investments — 99.0%
(Cost: $ 86,204,247 ) .............................. 118,334,894
Other Assets Less Liabilities — 1.0% ................... 1,175,152
Net Assets — 100.0% .............................. $ 119,510,046
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2025
BlackRock Annual Financial Statements and Additional Information
Schedules of Investments
(continued)
June 30, 2025
BlackRock International Select Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
06/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 462,681 $ — $ (71,775)
(a)
$ — $ — $ 390,906 390,906 $ 21,091 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 6,096,969 $ — $ 6,096,969
Denmark ............................................. — 8,501,697 — 8,501,697
Finland .............................................. — 2,499,581 — 2,499,581
France .............................................. — 13,948,820 — 13,948,820
Germany ............................................ — 16,443,625 — 16,443,625
Ireland .............................................. — 2,774,427 — 2,774,427
Italy ................................................ — 8,308,146 — 8,308,146
Japan ............................................... — 8,733,280 — 8,733,280
Netherlands ........................................... — 10,486,127 — 10,486,127
Spain ............................................... — 2,773,961 — 2,773,961
Sweden ............................................. — 1,921,573 — 1,921,573
Switzerland ........................................... — 9,914,634 — 9,914,634
Taiwan .............................................. — 3,803,213 — 3,803,213
United Kingdom ........................................ — 11,875,601 — 11,875,601
United States .......................................... 7,895,950 1,966,384 — 9,862,334
Short-Term Securities
Money Market Funds ...................................... 390,906 — — 390,906
$ 8,286,856 $ 110,048,038 $ — $ 118,334,894

Statements of Assets and Liabilities
June 30, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage
Global Fund,
Inc.
BlackRock
International
Select Equity
Fund
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 462,820,368 $ 117,943,988
Investments, at value — affiliated
(b)
........................................................................... 9,845,942 390,906
Cash .............................................................................................. 125,386 64,260
Cash pledged:
Futures contracts ..................................................................................... 621,000 —
Foreign currency, at value
(c)
................................................................................ 823,297 341,506
Receivables: – –
Investment s sold ..................................................................................... 5,881,057 517,739
Capital shares sold .................................................................................... 21,997 182,722
Tax reclaims ........................................................................................ — 23,300
Dividends — unaffiliated ................................................................................ 1,067,243 146,860
Dividends — affiliated .................................................................................. 32,466 2,354
From the Manager .................................................................................... 33,999 70,557
Variation margin on futures contracts ........................................................................ 31,998 —
Prepaid e xpenses ...................................................................................... 30,258 34,515
Total a ssets ..........................................................................................
481,335,011 119,718,707
LIABILITIES
Payables: – –
Investments purchased ................................................................................. 7,223,743 —
Accounting services fees ................................................................................ 52,860 23,644
Capital shares redeemed ................................................................................ 55,720 16,689
Custodian fees ....................................................................................... 208,842 21,787
Foreign taxes 6,529 —
Investment advisory fees ................................................................................ 169,124 2,626
Directors' and Officer's fees .............................................................................. 2,388 1,625
Other affiliate fees .................................................................................... 1,443 —
Printing and postage fees ............................................................................... 37,857 30,620
Professional fees ..................................................................................... 78,012 62,098
Service and distribution fees .............................................................................. 56,247 15,640
Transfer agent fees ................................................................................... 125,925 26,943
Other accrued expenses ................................................................................ 7,569 6,989
Variation margin on futures contracts ........................................................................ 461 —
Total li abilities .........................................................................................
8,026,720 208,661
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 473,308,291 $ 119,510,046
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 353,267,426 $ 79,193,377
Accumulated earnings ................................................................................... 120,040,865 40,316,669
NET ASSETS .........................................................................................
$ 473,308,291 $ 119,510,046
(a)
  Investments, at cost — unaffiliated ................................................................... $ 359,761,077 $ 85,813,341
(b)
  Investments, at cost — affiliated ..................................................................... $ 9,845,942 $ 390,906
(c)
  Foreign currency, at cost ......................................................................... $ 807,757 $ 336,424

Statements of Assets and Liabilities
(continued)
June 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Advantage
Global Fund, Inc.
BlackRock
International
Select Equity
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 155,175,926 $ 37,980,469
Shares outstanding ...................................................................................
5,370,481 1,531,098
Net asset value .....................................................................................
$ 28.89 $ 24.81
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Investor A
Net assets .........................................................................................
$ 280,950,856 $ 76,534,564
Shares outstanding ...................................................................................
10,519,489 3,165,897
Net asset value .....................................................................................
$ 26.71 $ 24.17
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Investor C
Net assets .........................................................................................
$ 2,052,564 $ 1,076,729
Shares outstanding ...................................................................................
103,285 67,067
Net asset value .....................................................................................
$ 19.87 $ 16.05
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Class K
Net assets .........................................................................................
$ 31,023,831 $ 3,561,521
Shares outstanding ...................................................................................
1,073,265 143,829
Net asset value .....................................................................................
$ 28.91 $ 24.76
Shares authorized ...................................................................................
2.0 billion Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10
Class R
Net assets .........................................................................................
$ 4,105,114 $ 356,763
Shares outstanding ...................................................................................
179,710 20,183
Net asset value .....................................................................................
$ 22.84 $ 17.68
Shares authorized ...................................................................................
100 million Unlimited
Par value ......................................................................................... $ 0.10 $ 0.10

Statements of Operations
Year Ended June 30, 2025

Statements of Operations
See notes to financial statements.
BlackRock
Advantage Global
Fund, Inc.
BlackRock
International
Select Equity
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 8,537,188 $ 1,910,819
Dividends — affiliated ............................................................................... 336,115 21,091
Interest — unaffiliated ............................................................................... 28,753 25,964
Securities lending income — affiliated — net ............................................................... 689 —
Foreign taxes withheld .............................................................................. (400,850) (206,984)
Foreign withholding tax claims ......................................................................... 74,196 65,874
IRS compliance fee for foreign withholding tax claims .......................................................... — (91,750)
Total investment income ...............................................................................
8,576,091 1,725,014
EXPENSES
Investment advisory ................................................................................ 2,748,777 791,880
Service and distribution — class specific .................................................................. 731,858 187,047
Transfer agent — class specific ........................................................................ 553,266 119,388
Custodian ....................................................................................... 177,395 16,067
Professional ..................................................................................... 165,804 235,909
Registration ..................................................................................... 88,841 85,128
Accounting services ................................................................................ 79,906 36,692
Printing and postage ............................................................................... 46,372 49,655
Directors and Officer ............................................................................... 10,903 8,323
Miscellaneous .................................................................................... 42,655 26,695
Total expenses excluding interest expense ...................................................................
4,645,777 1,556,784
Interest expense .................................................................................. 877 310
Total e xpenses .....................................................................................
4,646,654 1,557,094
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (596,962) (303,885)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (358,725) (68,149)
Total ex penses after fees waived and/or reimbursed ............................................................
3,690,967 1,185,060
Net investment income ................................................................................
4,885,124 539,954
REALIZED AND UNREALIZED GAIN (LOSS) $ 52,558,570 $ 17,750,200
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................ $ 35,554,658 $ 23,371,645
Investments — affiliated ........................................................................... 865 —
Foreign currency transactions ....................................................................... (12,272) 266,118
Futures contracts ................................................................................ 701,884 —
36,245,135 23,637,763
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................ 16,072,073 (5,905,614)
Foreign currency translations ........................................................................ 73,282 18,050
Futures contracts ................................................................................ 168,080 —
16,313,435 (5,887,564)
Net realized and unrealized gain .........................................................................
52,558,570 17,750,199
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 57,443,694 $ 18,290,153
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of .............................................
$ (65,253) $ —
(b)
  Net of reduction in deferred foreign capital gain tax of .........................................................
$ 70,565 $ —

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Advantage Global Fund, Inc. BlackRock International Select Equity Fund
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/25
Year Ended
06/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 4,885,124 $ 3,456,265 $ 539,954 $ 1,207,018
Net realized gain ................................................ 36,245,135 44,363,838 23,637,763 1,839,919
Net change in unrealized appreciation (depreciation) ........................ 16,313,435 26,312,629 (5,887,564) 8,201,703
Net increase in net assets resulting from operations ...........................
57,443,694 74,132,732 18,290,153 11,248,640
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (7,995,890) (832,052) (377,300) (410,791)
Investor A .................................................... (36,823,700) (3,851,917) (777,864) (802,983)
Investor C .................................................... (396,309) (39,498) (14,125) (15,164)
Class K ...................................................... (3,539,209) (620,100) (31,699) (18,357)
Class R ...................................................... (409,531) (39,975) (4,673) (3,942)
Decrease in net assets resulting from distributions to shareholders .................
(49,164,639) (5,383,542) (1,205,661) (1,251,237)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
82,497,163 (78,433,584) (4,980,529) (11,199,611)
NET ASSETS
Total increase (decrease) in net assets ................................... 90,776,218 (9,684,394) 12,103,963 (1,202,208)
Beginning of year ..................................................
382,532,073 392,216,467 107,406,083 108,608,291
End of year ......................................................
$ 473,308,291 $ 382,532,073 $ 119,510,046 $ 107,406,083
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Global Fund, Inc.
Institutional
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of year .............................
$ 28.62  $ 23.77  $ 20.70  $ 28.57  $ 21.48
Net investment income
(a)
...................................
0 .41  0 .28  0 .38  0 .33  0 .24
Net realized and unrealized gain (loss) ..........................
3 .58  4 .93  3 .08  ( 4 .04 ) 7 .82
Net increase (decrease) from investment operations .................. 3.99  5.21  3.46  (3.71) 8.06
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .38 ) ( 0 .36 ) ( 0 .39 ) ( 0 .33 ) ( 0 .35 )
From net realized gain ..................................... ( 3 .34 ) —  —  ( 3 .83 ) ( 0 .62 )
Total distributions .......................................... (3.72) (0.36) (0.39) (4.16) (0.97)
Net asset value, end of year ................................. $ 28.89  $ 28.62  $ 23.77  $ 20.70  $ 28.57
Total Return
(c)
Based on net asset value .................................... 14.73% 22.20%
(d)
16.94% (15.52)% 38.23%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.94% 0.98% 1.12% 1.10% 1.19%
Total expenses after fees waived and/or reimbursed ..................
0.71% 0.71% 0.71% 0.71% 0.71%
Net investment income .....................................
1.48% 1.12% 1.75% 1.33% 0.96%
Supplemental Data
Net assets, end of year (000) .................................. $ 155,176  $ 65,667  $ 56,145  $ 62,236  $ 95,405
Portfolio turnover rate ....................................... 160% 152% 102% 136% 311%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.12%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Advantage Global Fund, Inc.
Investor A
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of year .............................
$ 26.71  $ 22.24  $ 19.39  $ 27.02  $ 20.36
Net investment income
(a)
...................................
0 .27  0 .20  0 .31  0 .27  0 .17
Net realized and unrealized gain (loss) ..........................
3 .38  4 .60  2 .88  ( 3 .80 ) 7 .41
Net increase (decrease) from investment operations .................. 3.65  4.80  3.19  (3.53) 7.58
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .31 ) ( 0 .33 ) ( 0 .34 ) ( 0 .27 ) ( 0 .30 )
From net realized gain ..................................... ( 3 .34 ) —  —  ( 3 .83 ) ( 0 .62 )
Total distributions .......................................... (3.65) (0.33) (0.34) (4.10) (0.92)
Net asset value, end of year ................................. $ 26.71  $ 26.71  $ 22.24  $ 19.39  $ 27.02
Total Return
(c)
Based on net asset value .................................... 14.48% 21.87%
(d)
16.65% (15.73)% 37.91%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
1.20% 1.26% 1.41% 1.40% 1.51%
Total expenses after fees waived and/or reimbursed ..................
0.96% 0.96% 0.96% 0.96% 0.96%
Net investment income .....................................
1.05% 0.85% 1.51% 1.14% 0.71%
Supplemental Data
Net assets, end of year (000) .................................. $ 280,951  $ 287,093  $ 274,647  $ 264,270  $ 327,701
Portfolio turnover rate ....................................... 160% 152% 102% 136% 311%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 21.78%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Global Fund, Inc.
Investor C
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of year .............................
$ 20.74  $ 17.42  $ 15.24  $ 22.06  $ 16.58
Net investment income (loss)
(a)
...............................
0 .05  0 .02  0 .12  0 .06  ( 0 .01 )
Net realized and unrealized gain (loss) ..........................
2 .58  3 .58  2 .26  ( 2 .97 ) 6 .04
Net increase (decrease) from investment operations .................. 2.63  3.60  2.38  (2.91) 6.03
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .16 ) ( 0 .28 ) ( 0 .20 ) ( 0 .14 ) —
From net realized gain ..................................... ( 3 .34 ) —  —  ( 3 .77 ) ( 0 .55 )
Total distributions .......................................... (3.50) (0.28) (0.20) (3.91) (0.55)
Net asset value, end of year ................................. $ 19.87  $ 20.74  $ 17.42  $ 15.24  $ 22.06
Total Return
(c)
Based on net asset value .................................... 13.61% 20.91%
(d)
15.78% (16.36)% 36.88%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
2.06% 2.10% 2.20% 2.19% 2.42%
Total expenses after fees waived and/or reimbursed ..................
1.71% 1.71% 1.71% 1.71% 1.71%
Net investment income (loss) .................................
0.27% 0.10% 0.76% 0.31% (0.06)%
Supplemental Data
Net assets, end of year (000) .................................. $ 2,053  $ 2,473  $ 2,620  $ 3,795  $ 7,922
Portfolio turnover rate ....................................... 160% 152% 102% 136% 311%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 20.86%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Advantage Global Fund, Inc.
Class K
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of year .............................
$ 28.63  $ 23.78  $ 20.71  $ 28.58  $ 21.48
Net investment income
(a)
...................................
0 .39  0 .27  0 .39  0 .36  0 .27
Net realized and unrealized gain (loss) ..........................
3 .62  4 .95  3 .08  ( 4 .05 ) 7 .81
Net increase (decrease) from investment operations .................. 4.01  5.22  3.47  (3.69) 8.08
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .39 ) ( 0 .37 ) ( 0 .40 ) ( 0 .35 ) ( 0 .36 )
From net realized gain ..................................... ( 3 .34 ) —  —  ( 3 .83 ) ( 0 .62 )
Total distributions .......................................... (3.73) (0.37) (0.40) (4.18) (0.98)
Net asset value, end of year ................................. $ 28.91  $ 28.63  $ 23.78  $ 20.71  $ 28.58
Total Return
(c)
Based on net asset value .................................... 14.82% 22.22%
(d)
16.99% (15.46)% 38.34%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
0.82% 0.84% 0.98% 1.00% 1.13%
Total expenses after fees waived and/or reimbursed ..................
0.66% 0.66% 0.66% 0.66% 0.66%
Net investment income .....................................
1.39% 1.10% 1.81% 1.45% 1.04%
Supplemental Data
Net assets, end of year (000) .................................. $ 31,024  $ 24,606  $ 56,522  $ 49,643  $ 56,800
Portfolio turnover rate ....................................... 160% 152% 102% 136% 311%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.05%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Advantage Global Fund, Inc.
Class R
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of year .............................
$ 23.35  $ 19.51  $ 17.05  $ 24.24  $ 18.33
Net investment income
(a)
...................................
0 .19  0 .12  0 .22  0 .18  0 .10
Net realized and unrealized gain (loss) ..........................
2 .90  4 .04  2 .53  ( 3 .33 ) 6 .65
Net increase (decrease) from investment operations .................. 3.09  4.16  2.75  (3.15) 6.75
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .26 ) ( 0 .32 ) ( 0 .29 ) ( 0 .21 ) ( 0 .22 )
From net realized gain ..................................... ( 3 .34 ) —  —  ( 3 .83 ) ( 0 .62 )
Total distributions .......................................... (3.60) (0.32) (0.29) (4.04) (0.84)
Net asset value, end of year ................................. $ 22.84  $ 23.35  $ 19.51  $ 17.05  $ 24.24
Total Return
(c)
Based on net asset value .................................... 14.15% 21.59%
(d)
16.34% (15.94)% 37.52%
Ratios to Average Net Assets
(e)
Total expen ses ...........................................
1.54% 1.60% 1.76% 1.82% 1.79%
Total expenses after fees waived and/or reimbursed ..................
1.21% 1.21% 1.21% 1.21% 1.21%
Net investment income .....................................
0.87% 0.61% 1.25% 0.85% 0.45%
Supplemental Data
Net assets, end of year (000) .................................. $ 4,105  $ 2,693  $ 2,283  $ 2,506  $ 3,996
Portfolio turnover rate ....................................... 160% 152% 102% 136% 311%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 21.49%.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock International Select Equity Fund
Institutional
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of year ..............................
$ 21.20  $ 19.23  $ 14.70  $ 20.34  $ 14.31
Net investment income
(a)
....................................
0 .15  0 .25  0 .24  0 .13  0 .03
Net realized and unrealized gain (loss) ...........................
3 .73  1 .96  4 .41  ( 5 .77 ) 6 .00
Net increase (decrease) from investment operations ................... 3.88  2.21  4.65  (5.64) 6.03
Distributions from net investment income
(b)
....................... (0.27) (0.24) (0.12) —  —
Net asset value, end of year .................................. $ 24.81  $ 21.20  $ 19.23  $ 14.70  $ 20.34
Total Return
(c)
Based on net asset value ..................................... 18.52% 11.65% 31.80% (27.73)% 42.14%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.32% 1.27% 1.48% 1.17% 1.18%
Total expenses after fees waived and/or reimbursed ...................
0.95% 1.09% 1.31% 1.10% 1.12%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .........
0.94% 1.04% 1.04% 1.09% 1.12%
Net investment income ......................................
0.69% 1.29% 1.43% 0.65% 0.19%
Supplemental Data
Net assets, end of year (000) ................................... $ 37,980  $ 31,712  $ 34,272  $ 25,025  $ 81,809
Portfolio turnover rate ........................................ 89% 32% 37% 42% 26%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Select Equity Fund
Investor A
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of year ..............................
$ 20.69  $ 18.80  $ 14.37  $ 19.93  $ 14.05
Net investment income (loss)
(a)
................................
0 .09  0 .21  0 .18  0 .09  ( 0 .01 )
Net realized and unrealized gain (loss) ...........................
3 .63  1 .90  4 .33  ( 5 .65 ) 5 .89
Net increase (decrease) from investment operations ................... 3.72  2.11  4.51  (5.56) 5.88
Distributions from net investment income
(b)
....................... (0.24) (0.22) (0.08) —  —
Net asset value, end of year .................................. $ 24.17  $ 20.69  $ 18.80  $ 14.37  $ 19.93
Total Return
(c)
Based on net asset value ..................................... 18.18% 11.36% 31.49% (27.90)% 41.85%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.54% 1.50% 1.71% 1.40% 1.39%
Total expenses after fees waived and/or reimbursed ...................
1.20% 1.34% 1.56% 1.33% 1.33%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .........
1.19% 1.29% 1.29% 1.32% 1.33%
Net investment income (loss) ..................................
0.43% 1.08% 1.07% 0.48% (0.03)%
Supplemental Data
Net assets, end of year (000) ................................... $ 76,535  $ 71,961  $ 71,692  $ 59,981  $ 87,462
Portfolio turnover rate ........................................ 89% 32% 37% 42% 26%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock International Select Equity Fund
Investor C
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of year ..............................
$ 13.87  $ 12.73  $ 9.76  $ 13.63  $ 9.68
Net investment income (loss)
(a)
................................
( 0 .05 ) 0 .04  0 .04  ( 0 .06 ) ( 0 .10 )
Net realized and unrealized gain (loss) ...........................
2 .42  1 .28  2 .93  ( 3 .81 ) 4 .05
Net increase (decrease) from investment operations ................... 2.37  1.32  2.97  (3.87) 3.95
Distributions from net investment income
(b)
....................... (0.19) (0.18) —  —  —
Net asset value, end of year .................................. $ 16.05  $ 13.87  $ 12.73  $ 9.76  $ 13.63
Total Return
(c)
Based on net asset value ..................................... 17.34% 10.52% 30.43% (28.39)% 40.81%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
2.47% 2.34% 2.44% 2.17% 2.17%
Total expenses after fees waived and/or reimbursed ...................
1.95% 2.09% 2.32% 2.10% 2.11%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .........
1.94% 2.03% 2.02% 2.09% 2.11%
Net investment income (loss) ..................................
(0.32)% 0.33% 0.36% (0.45)% (0.86)%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,077  $ 1,173  $ 1,267  $ 1,055  $ 2,451
Portfolio turnover rate ........................................ 89% 32% 37% 42% 26%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock International Select Equity Fund
Class K
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of year ..............................
$ 21.16  $ 19.19  $ 14.69  $ 20.30  $ 14.26
Net investment income
(a)
....................................
0 .19  0 .35  0 .23  0 .16  0 .06
Net realized and unrealized gain (loss) ...........................
3 .68  1 .87  4 .42  ( 5 .77 ) 5 .98
Net increase (decrease) from investment operations ................... 3.87  2.22  4.65  (5.61) 6.04
Distributions from net investment income
(b)
....................... (0.27) (0.25) (0.15) —  —
Net asset value, end of year .................................. $ 24.76  $ 21.16  $ 19.19  $ 14.69  $ 20.30
Total Return
(c)
Based on net asset value ..................................... 18.54% 11.71% 31.81% (27.64)% 42.36%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.23% 1.15% 1.37% 1.08% 1.04%
Total expenses after fees waived and/or reimbursed ...................
0.89% 1.03% 1.25% 1.01% 0.98%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .........
0.88% 0.98% 0.99% 1.00% 0.98%
Net investment income ......................................
0.87% 1.77% 1.40% 0.83% 0.34%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,562  $ 2,256  $ 1,098  $ 886  $ 860
Portfolio turnover rate ........................................ 89% 32% 37% 42% 26%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock International Select Equity Fund
Class R
Year Ended
06/30/25
Year Ended
06/30/24
Year Ended
06/30/23
Year Ended
06/30/22
Year Ended
06/30/21
Net asset value, beginning of year ..............................
$ 15.22  $ 13.91  $ 10.61  $ 14.79  $ 10.46
Net investment income (loss)
(a)
................................
0 .03  0 .12  0 .12  ( 0 .06 ) ( 0 .04 )
Net realized and unrealized gain (loss) ...........................
2 .66  1 .40  3 .18  ( 4 .12 ) 4 .37
Net increase (decrease) from investment operations ................... 2.69  1.52  3.30  (4.18) 4.33
Distributions from net investment income
(b)
....................... (0.23) (0.21) —  —  —
Net asset value, end of year .................................. $ 17.68  $ 15.22  $ 13.91  $ 10.61  $ 14.79
Total Return
(c)
Based on net asset value ..................................... 17.96% 11.09% 31.10% (28.26)% 41.40%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.95% 1.92% 2.20% 1.91% 1.73%
Total expenses after fees waived and/or reimbursed ...................
1.45% 1.59% 1.82% 1.84% 1.67%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims .........
1.44% 1.53% 1.54% 1.83% 1.67%
Net investment income (loss) ..................................
0.20% 0.88% 0.96% (0.41)% (0.32)%
Supplemental Data
Net assets, end of year (000) ................................... $ 357  $ 304  $ 279  $ 195  $ 471
Portfolio turnover rate ........................................ 89% 32% 37% 42% 26%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Advantage Global Fund, Inc., (the “Corporation”) and BlackRock International Select Equity Fund (the “Trust”) are each registered under the Investment Company
Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R
Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class
R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
On November 19, 2024, the Fund’s Board approved to change the name of BlackRock EuroFund to BlackRock International Select Equity Fund. In connection with the Fund's name change, the Fund's 80% policy was changed to a non-fundamental investment policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign issuers and derivatives that provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. These changes became effective on February 25, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Advantage Global Fund, Inc. ......................................... Advantage Global Diversified
BlackRock International Select Equity Fund ....................................... International Select Equity Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements)each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair

Notes to Financial Statements
(continued)

Notes to Financial Statements
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to International Select Equity, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The
Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by International Select Equity to the Manager.
Service and Distribution Fees: The Funds entered into a Distribution Agreement and a Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended June 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended June 30, 2025, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended June 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  June 30, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the year ended June 30, 2025, affiliates received CDSCs as follows:
Investment Advisory Fees
Average Daily Net Assets Advantage Global
International
Select Equity
First $1 billion ........................................................................................... 0.66% 0.75%
$1 billion - $3 billion ....................................................................................... 0.62 0.71
$3 billion - $5 billion ....................................................................................... 0.59 0.68
$5 billion - $10 billion ...................................................................................... 0.57 0.65
Greater than $10 billion ..................................................................................... 0.56 0.64
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25
Fund Name Investor A Investor C Class R Total
Advantage Global ..................................................................... $ 693,975 $ 22,213 $ 15,670 $ 731,858
International Select Equity ................................................................ 174,880 10,597 1,570 187,047
Fund Name Institutional Investor A Investor C Class K Class R Total
Advantage Global ..................................................... $ 535 $ 7,438 $ 784 $ 78 $ 108 $ 8,943
International Select Equity ................................................ 1,855 3,705 215 3 26 5,804
Fund Name Institutional Investor A Investor C Class K Class R Total
Advantage Global ..................................................... $ 145,043 $ 392,485 $ 5,597 $ 2,773 $ 7,368 $ 553,266
International Select Equity ................................................ 39,416 75,374 3,138 637 823 119,388
Fund Name Other Fees
Advantage Global ........................................................................................................ $ 3,505
International Select Equity ................................................................................................... 648
Fund Name Investor A Investor C
Advantage Global ............................................................................................. $ 21 $ 31
International Select Equity ........................................................................................ 21 483

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Funds, as defined in the 1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended June 30, 2025 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended June 30, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
With respect to International Select Equity, prior to February 25, 2025, the contractual expense limitations as a percentage of average daily net assets were as follows:
With respect to International Select Equity, prior to February 25, 2025, the Manager had voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, tax expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constituted extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets were as follows:
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Advantage Global ........................................................................................................ $ 6,112
International Select Equity ................................................................................................... 342
Fund Name Institutional Investor A Investor C Class K Class R
Advantage Global .......................................................... 0.71% 0.96% 1.71% 0.66% 1.21%
International Select Equity ..................................................... 0.85 1.10 1.85 0.80 1.35
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Advantage Global .......................................................................................................... $ 590,850
International Select Equity ..................................................................................................... 303,543
Fund Name Institutional Investor A Investor C Class K Class R
International Select Equity ..................................................... 1.04% 1. 29% 2.04% 0. 99% 1. 54%
Fund Name Institutional Investor A Investor C Class K Class R
International Select Equity ..................................................... 0.99%  1.24%  1.99%  0.94%  1.49%

Notes to Financial Statements
(continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statements of Operations. For the year ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Global retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Advantage Global, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, International Select Equity retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, International Select Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by Advantage Global is shown as securities lending income — affiliated — net in the Statements of Operation. For the year ended June 30, 2025, the Fund paid BIM $152 for securities lending agent services.
Fund Name/Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Advantage Global
Institutional ....................................................................................................... $ 92,080
Investor A ........................................................................................................ 253,599
Investor C ........................................................................................................ 4,482
Class K ......................................................................................................... 2,765
Class R ......................................................................................................... 5,799
$ 358,725
International Select Equity
Institutional ....................................................................................................... 23,678
Investor A ........................................................................................................ 40,561
Investor C ........................................................................................................ 2,609
Class K ......................................................................................................... 635
Class R ......................................................................................................... 666
$ 68,149

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended June 30, 2025, purchases and sales of investments and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
As of June 30, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Global ..................................................................... $ 74,022,852 $ 90,357,802 $ 511,733
International Select Equity ................................................................ 133,326 — —
Other Securities
Fund Name Purchases Sales
Advantage Global ..................................................................................... $ 692,156,918 $ 655,784,920
International Select Equity ................................................................................ 95,495,874 102,685,804
Fund Name
Year Ended
06/30/25
Year Ended
06/30/24
Advantage Global
Ordinary income ...................................................................................... $ 14,995,078 $ 5,383,542
Long-term capital gains ................................................................................. 34,169,561 —
$ 49,164,639 $ 5,383,542
International Select Equity
Ordinary income ...................................................................................... $ 1,205,661 $ 1,251,237
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Net Unrealized
Gains (Losses)
(a)
Total
Advantage Global .......................................................... $ 7,568,495 $ 11,435,792 $ 101,036,578 $ 120,040,865
International Select Equity ..................................................... 993,863 7,529,571 31,793,235 40,316,669

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating
Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate
(“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended June 30, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest  in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Global ................................................. $ 371,679,651 $ 105,577,584 $ (4,590,925) $ 100,986,659
International Select Equity ........................................... 86,578,842 32,992,356 (1,236,304) 31,756,052

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
06/30/25
Year Ended
06/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Advantage Global
Institutional
Shares sold ..........................................
4,673,940 $ 125,753,188 510,744 $ 13,140,479
Shares issued in reinvestment of distributions .....................
273,252 7,443,385 31,725 771,536
Shares redeemed ......................................
(1,871,345) (51,387,479) (609,532) (15,866,719)
3,075,847 $ 81,809,094 (67,063) $ (1,954,704)
Investor A
Shares sold and automatic conversion of shares ....................
442,585 $ 11,458,394 314,579 $ 7,368,131
Shares issued in reinvestment of distributions .....................
1,330,479 33,541,369 153,413 3,487,061
Shares redeemed ......................................
(2,001,839) (51,550,090) (2,068,932) (48,729,310)
(228,775) $ (6,550,327) (1,600,940) $ (37,874,118)
Investor C
Shares sold ..........................................
14,753 $ 288,688 14,840 $ 260,885
Shares issued in reinvestment of distributions .....................
21,035 396,309 2,228 39,498
Shares redeemed and automatic conversion of shares ...............
(51,734) (994,515) (48,295) (892,875)
(15,946) $ (309,518) (31,227) $ (592,492)
Class K
Shares sold ..........................................
307,126 $ 8,677,399 118,265 $ 2,997,823
Shares issued in reinvestment of distributions .....................
129,927 3,539,209 25,497 620,100
Shares redeemed ......................................
(223,255) (6,035,725) (1,661,441) (41,581,549)
213,798 $ 6,180,883 (1,517,679) $ (37,963,626)

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of June 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 12,070 Class K Shares of International Select Equity.
12. Foreign Withholdings Tax Claims
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which International Select Equity, is able to pass through to shareholders as a foreign tax credit in the current year, the Fund, will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of June 30, 2025 and have not been recorded in the applicable Fund's net asset value. The recognition by the Fund(s) of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund's
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
During the year ended June 30, 2025, International Select Equity filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal years June
30, 2023, and June 30, 2024, and the related tax compliance fee, including interest, was paid to the IRS.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
06/30/25
Year Ended
06/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Class R
Shares sold ..........................................
80,139 $ 1,707,007 31,861 $ 636,856
Shares issued in reinvestment of distributions .....................
18,969 409,531 2,008 39,975
Shares redeemed ......................................
(34,740) (749,507) (35,524) (725,475)
64,368 $ 1,367,031 (1,655) $ (48,644)
3,109,292 $ 82,497,163 (3,218,564) $ (78,433,584)
International Select Equity
Institutional
Shares sold ..........................................
195,815 $ 4,503,485 222,853 $ 4,606,884
Shares issued in reinvestment of distributions .....................
15,740 329,132 19,124 360,680
Shares redeemed ......................................
(176,538) (3,814,000) (528,330) (10,482,659)
35,017 $ 1,018,617 (286,353) $ (5,515,095)
Investor A
Shares sold and automatic conversion of shares ....................
86,651 $ 1,917,380 79,177 $ 1,551,098
Shares issued in reinvestment of distributions .....................
30,956 631,816 35,616 656,401
Shares redeemed ......................................
(430,151) (9,123,647) (450,682) (8,684,800)
(312,544) $ (6,574,451) (335,889) $ (6,477,301)
Investor C
Shares sold ..........................................
24,490 $ 353,130 5,728 $ 80,533
Shares issued in reinvestment of distributions .....................
1,038 14,122 1,222 15,161
Shares redeemed and automatic conversion of shares ...............
(43,033) (610,874) (21,885) (276,385)
(17,505) $ (243,622) (14,935) $ (180,691)
Class K
Shares sold ..........................................
55,138 $ 1,208,110 71,732 $ 1,413,700
Shares issued in reinvestment of distributions .....................
1,362 28,422 818 15,388
Shares redeemed ......................................
(19,298) (420,468) (23,150) (458,859)
37,202 $ 816,064 49,400 $ 970,229
Class R
Shares sold ..........................................
1,585 $ 24,625 2,502 $ 35,300
Shares issued in reinvestment of distributions .....................
312 4,673 290 3,942
Shares redeemed ......................................
(1,682) (26,435) (2,884) (35,995)
215 $ 2,863 (92) $ 3,247
(257,615) $ (4,980,529) (587,869) $ (11,199,611)

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information

To the Shareholders and the Board of Directors/Trustees of BlackRock Advantage Global Fund, Inc. and BlackRock International Select Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Global Fund, Inc. and BlackRock International Select Equity Fund (formerly
BlackRock EuroFund) (the “Funds”), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended June 30, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended June 30, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended June 30, 2025:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended June 30, 2025 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
June 30, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended June 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended June 30, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended June 30, 2025:
Fund Name
Qualified Dividend
Income
Advantage Global .................................................................................................. $ 7,183,419
International Select Equity ............................................................................................. 1,826,359
Fund Name
Qualified Business
Income
Advantage Global .................................................................................................. $ 52,936
Fund Name
20% Rate Long-Term
Capital Gain Dividends
Advantage Global .................................................................................................. $ 34,169,561
Fund Name
Foreign Source
Income Earned
Foreign
Taxes Paid
International Select Equity .......................................................................... $ 931,020 $ 140,463
Fund Name Federal Obligation Interest
Advantage Global .................................................................................................. $ 95,314
International Select Equity ............................................................................................. 5,117
Fund Name
Dividends-Received
Deduction
Advantage Global .................................................................................................. 16 .27%
International Select Equity ............................................................................................. 0 .72
Fund Name Interest Dividends
Advantage Global .................................................................................................. $ 207,721
International Select Equity ............................................................................................. 22,709
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
Advantage Global ............................................................................... $ 192,417 $ 10,674,974
International Select Equity .......................................................................... 10,314 —

Additional Information
2025
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and Trust is paid by the Corporation and Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock International Select Equity Fund.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
2025
BlackRock Annual Financial Statements and Additional Information

The Board of Trustees of BlackRock International Select Equity Fund (“International Select Equity Fund”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “International Select Equity Fund Advisory Agreement”) between International Select Equity Fund and
BlackRock Advisors, LLC (the “Manager”), its investment advisor. The Board of Trustees of International Select Equity Fund also considered the approval to continue the sub-advisory agreement (the “International Select Equity Fund Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to International Select Equity Fund.
The Board of Directors of BlackRock Advantage Global Fund, Inc. (“Advantage Global Fund”) met on April 22, 2025 and May 20-21, 2025 to consider the approval to continue the investment advisory agreement (the “Advantage Global Fund Advisory Agreement”) between Advantage Global Fund and the Manager, its investment advisor.
International Select Equity Fund and Advantage Global Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Manager and the
Sub-Advisor are referred to herein as “BlackRock.” The International Select Equity Fund Advisory Agreement, the International Select Equity Fund Sub-Advisory Agreement
and the Advantage Global Fund Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of International Select Equity Fund and the Board of Directors of Advantage Global Fund are referred to herein individually as the “Board” and collectively as the
“Boards” and the members are referred to as “Board Members”; and (b) the meeting held on April 22, 2025 is referred to as the “April Meeting” and the meeting held on May
20-21, 2025 is referred to as the “May Meeting”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the pertinent
Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the pertinent Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. Each Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. Each Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, each Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to each Board in response to specific questions from the Board. Among the matters each Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h)
BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j)
BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’
investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, each Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Boards to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, each Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May
Meeting, and such responses were reviewed by the Board Members.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
At the May Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings of the pertinent Fund. Each Board noted
the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Boards evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, each Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of the each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Boards also considered the operation of BlackRock’s business continuity plans.
The Board of International Select Equity Fund noted that the engagement of the Sub-Advisor with respect to International Select Equity Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit International Select Equity Fund and its shareholders.
B. The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the pertinent Fund throughout the year and at the
April Meeting. Each Board was provided with Fund performance reporting and analysis of the pertinent Fund, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, each Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Funds’ performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the pertinent Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
Each Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board of Advantage Global Fund noted that for each of the one-, three- and five-year periods reported, Advantage Global Fund ranked in the first quartile against its Performance Peers.
The Board of International Select Equity Fund noted that for the one-, three- and five-year periods reported, International Select Equity Fund ranked in the second, first and first quartiles, respectively, against its Performance Peers.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
Each Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the
Broadridge report for the Funds reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards also noted that while they found the expense comparison provided by Broadridge generally useful, they recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Each Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. Each Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. Each
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. Each Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. Each Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. Each Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
Each Board received and reviewed statements relating to BlackRock’s financial condition. Each Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. Each Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. Each Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of International Select Equity Fund noted that International Select Equity Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.
The Board of Advantage Global Fund noted that Advantage Global Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
Each Board additionally noted that the applicable Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. Each Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
Each Board further noted that BlackRock and the Board have contractually agreed to a cap on the applicable Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the pertinent Fund in a variety of ways as the assets of the Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the pertinent Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The
Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement
The Boards noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the pertinent Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of International Select Equity Fund, including the Independent Board Members, unanimously approved the continuation of the International Select Equity Fund
Advisory Agreement between the Manager and International Select Equity Fund for a one-year term ending June 30, 2026, and the International Select Equity Fund Sub-
Advisory Agreement between the Manager and the Sub-Advisor with respect to International Select Equity Fund for a one-year term ending June 30, 2026.
The Board of Advantage Global Fund, including the Independent Board Members, unanimously approved the continuation of the Advantage Global Fund Advisory
Agreement between the Manager and Advantage Global Fund for a one-year term ending June 30, 2026.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the
Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
MYR Malaysian Ringgit
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
PJSC Public Joint Stock Company
SCA Svenska Cellulosa Aktiebolaget

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock International Select Equity Fund (formerly, BlackRock EuroFund)

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock International Select Equity Fund (formerly, BlackRock EuroFund)

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock International Select Equity Fund (formerly, BlackRock EuroFund)

Date: August 22, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock International Select Equity Fund (formerly, BlackRock EuroFund)

Date: August 22, 2025